As filed with the Securities and Exchange Commission on March 28, 2016

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 523

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 524

____________________________________________________________________________________________

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Stacy L. Fuller, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Copies to:
Zachary R. Tackett
Atlantic Fund Administration, LLC
Three Canal Plaza
Portland, ME 04101

____________________________________________________________________________________________

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]	On April 1, 2016, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on, pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Exceed Defined Shield Index Fund , Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund

EXCEED
Defined Funds

EXCEED DEFINED SHIELD INDEX FUND
Investor Shares (SHIEX)
Institutional Shares (SHIIX)

EXCEED DEFINED HEDGE INDEX FUND
Investor Shares (HEDGX)
Institutional Shares (HEDIX)

EXCEED DEFINED ENHANCEMENT INDEX FUND
Investor Shares (ENHAX)
Institutional Shares (ENHIX)

PROSPECTUS

April 1, 2016

Exceed Defined Shield Index Fund seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Protection Index (EXPROT).

Exceed Defined Hedge Index Fund seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Hedge Index (EXHEDG).

Exceed Defined Enhancement Index Fund to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Enhancement Index (EXENHA).

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1
This important section summarizes each Fund's objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio managers, your account and other information.
Exceed Defined Shield Index Fund	1
Exceed Defined Hedge Index Fund	7
Exceed Defined Enhancement Index Fund	13
Additional Information Regarding Principal Investment Strategies	19
This section includes additional information about each Fund's investment strategies.
Exceed Defined Shield Index Fund	19
Exceed Defined Hedge Index Fund	22
Exceed Defined Enhancement Index Fund	25
Additional Information About the Underlying Indexes	28
Additional Information Regarding Principal Investment Risks	29
This section includes additional information about each Fund's investment risks.
Management	33
The Advisor and Subadvisor	33
Portfolio Manager	34
Other Service Providers	35
Fund Expenses	35
Your Account	36
How to Contact the Funds	36
General Information	36
Choosing a Share Class	38
Buying Shares	39
Selling Shares	43
Exchanging Shares	46
Retirement Accounts	47
Other Information	48
Financial Highlights	51

Summary Section

Exceed Defined Shield Index Fund
Investment Objective

The Exceed Defined Shield Index Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Protection Index (EXPROT) ("EXPROT Index").

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses
Other Expenses	9.14%	7.66%
Dividend and Interest Expenses on Short Sales	0.03%	0.03%
Total Other Expenses	9.17%	7.69%
Total Annual Fund Operating Expenses	10.32%	8.59%
Fee Waiver and/or Expense Reimbursement (1)	(8.84)%	(7.36)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%	1.23%

(1) Exceed Advisory LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that the Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through at least April 1, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total

  Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$151	$2,175	$3,990	$7,747
Institutional Shares	$125	$1,845	$3,443	$6,962

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXPROT Index. The EXPROT Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXPROT Index to mitigate losses when the S&P 500 declines in exchange for accepting a limit on gains when the S&P 500 increases. In seeking to track the EXPROT Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, somewhat limited, as are the potential rewards.

The EXPROT Index is comprised of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek to guard an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The put options do not guard against declines between 0% and 12.5% and investors will bear all such losses. Further, while the EXPROT Index seeks to limit losses to 12.5% on an annualized basis, there is no guarantee that it will do so. The call options in the EXPROT Index seek to allow an investment tracking the EXPROT Index to participate on gains in the S&P 500 up to a cap of approximately 15% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The Fund's strategy may result in investments in certain "derivative" instruments. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets and its value is determined by fluctuations in the underlying asset. While ETFs are generally not considered derivatives, an ETF may be considered a derivative instrument to the extent that the ETF seeks to provide returns that are a multiple of an underlying index through the use of leverage. For information regarding the risks of derivative instruments, see the section entitled "Additional Information Regarding Principal Investment Risks," below.

Fixed-Income Securities. The Fund will either invest indirectly in the fixed-income securities in the EXPROT Index by investing in ETFs that invest in such securities or employ a representative sampling strategy to invest directly in a subset of such securities, which in the aggregate exhibits the same yield, duration, and other characteristics of the fixed-income securities in the EXPROT Index as a whole. To the extent that the Fund invests in ETFs, it may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when their market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund's purchases and sales of put options result in "put spreads," which are designed to allow the Fund to mitigate losses when the S&P 500 declines by more than 12.5% during the terms of the put spreads. The put spreads do not guard the Fund against S&P 500 losses of less than 12.5%, and only guard against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXPROT Index, including ETFs that provide exposure to fixed-income securities that are not in the EXPROT Index. The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500. The value of shares may be influenced by multiple factors, including, but not limited to:

•The return and volatility of the S&P 500;

•The dividend rate on the S&P 500;

•Interest rates;

•Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The EXPROT Index provides exposure to equity securities. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF's shares may trade above or below its net asset value.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Passive Management Risk. The Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the EXPROT Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the EXPROT Index. There is no guarantee that the EXPROT Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the EXPROT Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the EXPROT Index.

U.S. Treasury and Agency Securities Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Advisor. Exceed Advisory LLC is the Fund's investment advisor.

Subadvisor. First Principles Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Manager. The following are the portfolio managers of the Advisor and the Subadvisor to the Fund.

Advisor/Subadvisor Portfolio Manager	Title	Service Date (with the Fund)
Exceed Advisory LLC
Joseph Halpern	Chief Executive Officer	2015
First Principles Capital Management, LLC
Mark G. Alexandridis	Managing Director	2015

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 800-5092 (toll free) or writing to the Fund at Exceed Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$10,000	$1,000
Retirement Accounts	$2,500	$100	$10,000	$1,000

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income, capital gains, or some combination of both. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Summary Section
Exceed Defined Hedge Index Fund
Investment Objective

The Exceed Defined Hedge Index Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Hedged Index (EXHEDG) ("EXHEDG Index").

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	3.03%	3.03%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	4.21%	3.96%
Fee Waiver and/or Expense Reimbursement(2)	(2.73)%	(2.73)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%	1.23%

(1)Based on estimated amounts expected to be incurred for the current fiscal year.

(2) Exceed Advisory LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that the Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$151	$1,029	$1,922	$4,215
Institutional Shares	$125	$ 956	$1,804	$4,001

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXHEDG Index. The EXHEDG Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXHEDG Index to mitigate losses when the S&P 500 declines and obtain exposure of 150% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount of the Fund's assets) in exchange for accepting a limit on such gains. The Fund will invest in derivatives in an attempt to achieve up to 150% of the gains in the S&P 500, consistent with the EXHEDG Index. This strategy is commonly referred to as leverage. In seeking to track the EXHEDG Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, limited and the potential rewards are enhanced, but capped.

The EXHEDG Index is comprised of short-term investment grade fixed-income securities and exchange-traded put and call options on ETFs that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXHEDG Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXHEDG Index seek to guard an investment tracking the EXHEDG Index against a decline in the S&P 500 of up to 10% on an annualized basis. The put options do not guard against declines of over 10% and investors will bear all such losses. Further, while the EXHEDG Index seeks to limit losses to approximately 10% on an annualized basis, there is no guarantee that it will do so. The call options in the EXHEDG Index seek to provide 150% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 15% on an annualized basis. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The Fund's strategy may result in investments in certain "derivative" instruments. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets and its value is determined by fluctuations in the underlying asset. While ETFs are generally not considered derivatives, an ETF may be considered a derivative instrument to the extent that the ETF seeks to provide returns that are a multiple of an underlying index through the use of leverage. For information regarding the risks of derivative instruments, see the section entitled "Additional Information Regarding Principal Investment Risks," below.

Fixed-Income Securities. The Fund will either invest indirectly in the fixed-income securities in the EXHEDG Index by investing in ETFs that invest in such securities or employ a representative sampling strategy to invest directly in a subset of such securities, which in the aggregate exhibits the same yield, duration, and other characteristics of the fixed-income securities in the EXHEDG Index as a whole. To the extent that the Fund invests in ETFs, it may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 150% of any increases in the S&P 500, up to a cap of approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to mitigate losses when the S&P 500 declines by up to 10% during the terms of the put spreads. The puts do not guard the Fund against S&P 500 losses of more than 10%, and only guard against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXHEDG Index, including ETFs that provide exposure to fixed income securities that are not in the EXHEDG Index. The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500. The value of shares may be influenced by multiple factors, including, but not limited to:

•The return and volatility of the S&P 500;

•The dividend rate on the S&P 500;

•Interest rates;

•Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The EXHEDG Index provides exposure to equity securities. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF's shares may trade above or below its net asset value.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Leverage Risk. Because the Fund intends to seek exposure to certain securities in excess of 100%, such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, increases or decreases in the value of the Fund's portfolio will be magnified.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Passive Management Risk. The Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the EXHEDG Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the EXHEDG Index. There is no guarantee that the EXHEDG Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the EXHEDG Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the EXHEDG Index.

U.S. Treasury and Agency Securities Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Advisor. Exceed Advisory LLC is the Fund's investment advisor.

Subadvisor. First Principles Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Manager. The following are the portfolio managers of the Advisor and the Subadvisor to the Fund.

Advisor/Subadvisor Portfolio Manager	Title	Service Date (with the Fund)
Exceed Advisory LLC
Joseph Halpern	Chief Executive Officer	2015
First Principles Capital Management, LLC
Mark G. Alexandridis	Managing Director	2015

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 800-5092 (toll free) or writing to the Fund at Exceed Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$10,000	$1,000
Retirement Accounts	$2,500	$100	$10,000	$1,000

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income, capital gains, or some combination of both. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Summary Section
Exceed Defined Enhancement Index Fund
Investment Objective

The Exceed Defined Enhancement Index Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Enhancement Index (EXENHA) ("EXENHA Index").

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	3.03%	3.03%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	4.21%	3.96%
Fee Waiver and/or Expense Reimbursement(2)	(2.73)%	(2.73)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%	1.23%

(1)Based on estimated amounts expected to be incurred for the current fiscal year.

(2) Exceed Advisory LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that the Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total

  Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$151	$1,029	$1,922	$4,215
Institutional Shares	$125	$ 956	$1,804	$4,001

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXENHA Index. The EXENHA Index is designed to provide investment returns that participate 100% in all declines in the S&P 500 but obtain exposure of 200% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount of the Fund's assets) in exchange for accepting a limit on such gains. The Fund will invest in derivatives in an attempt to achieve up to 200% of the gains in the S&P 500, consistent with the EXENHA Index. This strategy is commonly referred to as leverage. In seeking to track the EXENHA Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which potential rewards are, in the Advisor's opinion, enhanced, but capped.

The EXENHA Index is comprised of short-term investment grade fixed-income securities, and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXENHA Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXENHA Index seek to reflect all declines in the S&P 500 on an annualized basis. The call options in the EXENHA Index seek to provide 200% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 25% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 25% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. The Fund does not offer any protection against declines in the S&P 500.

The Fund's strategy may result in investments in certain "derivative" instruments. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets and its value is determined by fluctuations in the underlying asset. While ETFs are generally not considered derivatives, an ETF may be considered a derivative instrument to the extent that the ETF seeks to provide returns that are a multiple of an underlying index through the use of leverage. For information regarding the risks of derivative instruments, see the section entitled "Additional Information Regarding Principal Investment Risks," below.

Fixed-Income Securities. The Fund will either invest indirectly in the fixed-income securities in the EXENHA Index by investing in ETFs that invest in such securities or employ a representative sampling strategy to invest directly in a subset of such securities, which in the aggregate exhibits the same yield, duration, and other characteristics of the fixed-income securities in the EXENHA Index as a whole. To the extent that the Fund invests in ETFs, it may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 200% of any increases in the S&P 500, up to a cap of approximately 25% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to participate fully in declines in the S&P 500. Accordingly, all losses in the S&P 500 will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXENHA Index, including ETFs that provide exposure to fixed income securities that are not in the EXENHA Index. The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500. The value of shares may be influenced by multiple factors, including, but not limited to:

•The return and volatility of the S&P 500;

•The dividend rate on the S&P 500;

•Interest rates;

•Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The EXENHA Index provides exposure to equity securities. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF's shares may trade above or below its net asset value.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Leverage Risk. Because the Fund intends to seek exposure to certain securities in excess of 100%, such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, increases or decreases in the value of the Fund's portfolio will be magnified.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Passive Management Risk. The Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the EXENHA Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the EXENHA Index. There is no guarantee that the EXENHA Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the EXENHA Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the EXENHA Index.

U.S. Treasury and Agency Securities Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Advisor. Exceed Advisory LLC is the Fund's investment advisor.

Subadvisor. First Principles Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Manager. The following are the portfolio managers of the Advisor and the Subadvisor to the Fund.

Advisor/Subadvisor Portfolio Manager	Title	Service Date (with the Fund)
Exceed Advisory LLC
Joseph Halpern	Chief Executive Officer	2015
First Principles Capital Management, LLC
Mark G. Alexandridis	Managing Director	2015

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 800-5092 (toll free) or writing to the Fund at Exceed Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$10,000	$1,000
Retirement Accounts	$2,500	$100	$10,000	$1,000

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income, capital gains, or some combination of both. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Information Regarding Principal Investment Strategies

Exceed Defined Shield Index Fund

The Exceed Defined Shield Index Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Protection Index (EXPROT) ("EXPROT Index"). The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days' notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXPROT Index. To the extent the Fund invests in ETFs, the Advisor or Subadvisor generally identifies ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. The Fund will provide shareholders with at least 60 days' notice prior to making any changes to its 80% policy.

The EXPROT Index, and by extension the Fund, is designed to provide protection from market downturns at the expense of limiting gains when the market is strongly positive. The EXPROT Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXPROT Index to mitigate losses when the S&P 500 declines in exchange for accepting a limit on gains when the S&P 500 increases. In seeking to track the EXPROT Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, somewhat limited, as are the potential rewards.

The EXPROT Index is comprised of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek to guard an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The put options do not guard against declines between 0% and 12.5% and investors will bear all such losses. Further, while the EXPROT Index seeks to limit losses to 12.5% on an annualized basis, there is no guarantee that it will do so. The call options in the EXPROT Index seek to allow an investment tracking the EXPROT Index to participate on gains in the S&P 500 up to a cap of approximately 15% on an annualized basis. Thus, the maximum upside participation is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The EXPROT Index replaces a portion of the put and call options in the EXPROT Index approximately every quarter. By replacing certain options quarterly, the EXPROT Index seeks to ensure that the EXPROT Index's various options expire at different times and at different strike prices, thereby continuously guarding an investment pursuant to the EXPROT Index against downturns and sacrificing upswings. In addition, on a monthly basis, the EXPROT Index is reconstituted, such that any fixed-income securities in the EXPROT Index that have less than one month in duration or have declined below investment grade are replaced.

The fixed income constituents of the EXPROT Index will be rebalanced and reconstituted monthly, and the options constituents of the EXPROT Index will be rebalanced and reconstituted quarterly. When this occurs, the Advisor will take the steps necessary to ensure that at least 80% of the Fund's net assets conform to the EXPROT Index as rebalanced and reconstituted.

By tracking the EXPROT Index, the Fund's strategy may be considered "defined outcome" investing. The Advisor uses the term "defined outcome" investing to refer to a broad range of options-based strategies that seek to limit risk/reward exposure to pre-determined levels. "Defined outcome" investing seeks for an investment to participate in market returns and fluctuations within pre-determined ranges to provide a balance between the intended downside protection and the upside potential.

Examples of "defined outcome" vehicles (other than the Fund) include:

- Structured notes;

- Fixed index annuities; and

- Certain option portfolio strategies

The Fund may also be considered a "smart beta" strategy. The Advisor uses the term "smart beta" to refer to the broad range of investment strategies that offer exposure to major indexes, such as the S&P 500 Index, with the exposure modified in some way to achieve a preferred investment result, such as reduced risk, increased dividend yield, or leverage exposure.

The Fund's strategy may result in investments in certain "derivative" instruments. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets and its value is determined by fluctuations in the underlying asset. While ETFs are generally not considered derivatives, an ETF may be considered a derivative instrument to the extent that the ETF seeks to provide returns that are a multiple of an underlying index through the use of leverage. For information regarding the risks of derivative instruments, see the section entitled "Additional Information Regarding Principal Investment Risks," below.

Fixed-Income Securities. The Fund will either invest indirectly in the fixed-income securities in the EXPROT Index by investing in ETFs that invest in such securities or employ a representative sampling strategy to invest directly in a subset of the fixed-income securities in the EXPROT Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXPROT Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXPROT Index in an effort to best match index characteristics and limit tracking error. To the extent that the Fund invests in ETFs, it may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when their market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund's purchases and sales of put options result in "put spreads," which are designed to allow the Fund to mitigate losses by the S&P 500 of more than 12.5% during the terms of the put spreads. The put spreads do not guard the Fund against S&P 500 losses of less than 12.5%, and only guard against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

On a daily basis, the Fund's net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund's fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities' issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXPROT Index, including ETFs that provide exposure to fixed income securities that are not in the EXPROT Index. The Advisor and Subadvisor intend to buy and sell securities valued at up to 20% of the Fund's assets that, while not components of the EXPROT Index, seek to track the EXPROT Index. The Fund is non-diversified.

Exceed Defined Hedge Index Fund

The Exceed Defined Hedge Index Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Hedge Index (EXHEDG) ("EXHEDG Index"). The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days' notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXHEDG Index. To the extent the Fund invests in ETFs, the Advisor or Subadvisor generally identifies ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. The Fund will provide shareholders with at least 60 days' notice prior to making any changes to its 80% policy.

The EXHEDG Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXHEDG Index to mitigate losses when the S&P 500 declines and obtain exposure of 150% to the gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount directly invested in the assets) in exchange for accepting a limit on such gains. The Fund will invest in derivatives in an attempt to achieve up to 150% of the gains in the S&P 500, consistent with the EXHEDG Index. This strategy is commonly referred to as leverage. In seeking to track the EXHEDG Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, limited and the potential rewards are enhanced, but capped.

The EXHEDG Index is comprised of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXHEDG Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXHEDG Index seek to guard an investment tracking the EXHEDG Index against a decline in the S&P 500 of up to 10% on an annualized basis. The put options do not guard against declines of over 10% and investors will bear all such losses. Further, while the EXHEDG Index seeks to limit losses to approximately 10% on an annualized basis, there is no guarantee that it will do so. The call options in the EXHEDG Index seek to provide 150% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 15% on an annualized basis. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The EXHEDG Index replaces a portion of the put and call options in the EXHEDG Index approximately every quarter. By replacing certain options, the EXHEDG Index seeks to ensure that the EXHEDG Index's various options expire at different times and at different strike prices, thereby continuously guarding an investment pursuant to the EXHEDG Index against downturns and enhancing upswings up to a maximum gain. In addition, on a monthly basis, the EXHEDG Index is reconstituted, such that any fixed-income securities in the EXHEDG Index that have less than one month in duration or have declined below investment grade are replaced.

The fixed income constituents of the EXHEDG Index will be rebalanced and reconstituted monthly, and the options constituents of the EXHEDG Index will be rebalanced and reconstituted quarterly. When this occurs, the Advisor will take the steps necessary to ensure that at least 80% of the Fund's net assets conform to the EXHEDG Index as rebalanced and reconstituted.

By tracking the EXHEDG Index, the Fund's strategy may be considered "defined outcome" investing. The Advisor uses the term "defined outcome" investing to refer to a broad range of options-based strategies that seek to limit risk/reward exposure to pre-determined levels. "Defined outcome" investing seeks for an investment to participate in market returns and fluctuations within pre-determined ranges to provide a balance between the intended downside protection and the upside potential.

Examples of "defined outcome" vehicles (other than the Fund) include:

- Structured notes;

- Fixed index annuities; and

- Certain option portfolio strategies

The Fund may also be considered a "smart beta" strategy. The Advisor uses the term "smart beta" to refer to the broad range of investment strategies that offer exposure to major indexes, such as the S&P 500 Index, with the exposure modified in some way to achieve a preferred investment result, such as reduced risk, increased dividend yield, or leveraged exposure.

The Fund's strategy may result in investments in certain "derivative" instruments. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets and its value is determined by fluctuations in the underlying asset. While ETFs are generally not considered derivatives, an ETF may be considered a derivative instrument to the extent that the ETF seeks to provide returns that are a multiple of an underlying index through the use of leverage. For information regarding the risks of derivative instruments, see the section entitled "Additional Information Regarding Principal Investment Risks," below.

Fixed-Income Securities. The Fund will either invest indirectly in the fixed-income securities in the EXHEDG Index by investing in ETFs that invest in such securities or employ a representative sampling strategy to invest directly in a subset of the fixed-income securities, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXHEDG Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXHEDG Index in an effort to best match index characteristics and limit tracking error. To the extent that the Fund invests in ETFs, it may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 150% of any increases in the S&P 500, up to a cap of approximately 10-15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to mitigate losses by the S&P 500 of up to 10% during the terms of the put spreads. The puts do not guard the Fund against S&P 500 losses of more than 10%, and only guard against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

On a daily basis, the Fund's net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund's fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities' issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXHEDG Index, including ETFs that provide exposure to fixed income securities that are not in the EXHEDG Index. The Advisor and Subadvisor intend to buy and sell securities valued at up to 20% of the Fund's assets that, while not components of the EXHEDG Index, seek to track the EXHEDG Index. The Fund is non-diversified.

Exceed Defined Enhancement Index Fund

The Exceed Defined Enhancement Index Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Defined Enhancement Index (EXENHA) ("EXENHA Index"). The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days' notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXENHA Index. To the extent the Fund invests in ETFs, the Advisor or Subadvisor generally identifies ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. The Fund will provide shareholders with at least 60 days' notice prior to making any changes to its 80% policy.

The EXENHA Index is designed to provide investment returns that participate 100% in all declines in the S&P 500 but obtain exposures of 200% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount directly invested in the assets) in exchange for accepting a limit on such gains. The Fund will invest in derivatives in an attempt to achieve up to 200% of the gains in the S&P 500, consistent with the EXEHNA Index. This strategy is commonly referred to as leverage. In seeking to track the EXENHA Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which potential rewards are, in the Advisor's opinion, enhanced, but capped.

The EXENHA Index is comprised of short-term investment grade fixed-income securities, and exchange-traded put and call options on exchange-traded funds that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXENHA Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXENHA Index seek to reflect the declines in the S&P 500 on an annualized basis. The call options in the EXENHA Index seek to provide 200% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 25% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 25% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. The Fund does not offer any protection against declines in the S&P 500.

The EXENHA Index replaces of a portion of the put and call options in the EXENHA Index approximately every quarter. By replacing certain options, the EXENHA Index seeks to ensure that the EXENHA Index's various options expire at different times and at different strike prices, thereby continuously obtaining the desired exposures. In addition, on a monthly basis, the EXENHA Index is reconstituted, such that any fixed-income securities in the EXENHA Index that have less than one month in duration or have declined below investment grade are replaced.

The fixed income constituents of the EXENHA Index will be rebalanced and reconstituted monthly, and the options constituents of the EXENHA Index will be rebalanced and reconstituted quarterly. When this occurs, the Advisor will take the steps necessary to ensure that at least 80% of the Fund's net assets conform to the EXENHA Index as rebalanced and reconstituted.

By tracking the EXENHA Index, the Fund's strategy may be considered "defined outcome" investing. The Advisor uses the term "defined outcome" investing to refer to a broad range of options-based strategies that seek risk/reward exposure within pre-determined levels. "Defined outcome" investing seeks for an investment to participate in market returns and fluctuations within pre-determined ranges to provide a balance between the intended downside protection and the upside potential.

Examples of "defined outcome" vehicles (other than the Fund) include:

- Structured notes;

- Fixed index annuities; and

- Certain option portfolio strategies

The Fund may also be considered a "smart beta" strategy. The Advisor uses the term "smart beta" to refer to the broad range of investment strategies that offer exposure to major indexes, such as the S&P 500 Index, with the exposure modified in some way to achieve a preferred investment result, such as reduced risk, increased dividend yield, or leveraged exposure.

The Fund's strategy may result in investments in certain "derivative" instruments. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets and its value is determined by fluctuations in the underlying asset. While ETFs are generally not considered derivatives, an ETF may be considered a derivative instrument to the extent that the ETF seeks to provide returns that are a multiple of an underlying index through the use of leverage. For information regarding the risks of derivative instruments, see the section entitled "Additional Information Regarding Principal Investment Risks," below.

Fixed-Income Securities. The Fund will either invest indirectly in the fixed-income securities in the EXENHA Index by investing in ETFs that invest in such securities or employ a representative sampling strategy to invest directly in a subset of the fixed-income securities, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXENHA Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXENHA Index in an effort to best match index characteristics and limit tracking error. To the extent that the Fund invests in ETFs, it may invest in excess of 20% of its assets in ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 200% of any increases in the S&P 500, up to a cap of approximately 20-25% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to participate fully in any downturn in the S&P 500. Accordingly, all losses in the S&P 500 will be borne by the Fund and shareholders.

On a daily basis, the Fund's net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund's fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities' issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXENHA Index, including ETFs that provide exposure to fixed income securities that are not in the EXENHA Index. The Advisor and Subadvisor intend to buy and sell securities valued at up to 20% of the Fund's assets that, while not components of the EXENHA Index, seek to track the EXEHNA Index. The Fund is non-diversified.

Additional Information About the Underlying Indexes

The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Exceed Investments, Inc. ("Exceed Investments") (together with NASDAQ OMX, the "Index Providers") have entered into an agreement (the "Licensing Agreement") to design and operate a co-branded family of indexes, the NASDAQ Exceed Defined Indexes. The Advisor has entered into a sublicense agreement with Exceed Investments to use the NASDAQ Exceed Defined Indexes by which terms the NASDAQ Exceed Defined Indexes are usable by the Funds so long as the Advisor serves the Funds. Additional information about the NASDAQ Exceed Defined Indexes, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.exceedinvestments.com/indexes.

Additional Information Regarding Principal Investment Risks

A Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in a Fund, and a Fund could underperform other investments. There is no guarantee that a Fund will meet its investment objective. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The below investment risks are applicable to each of the Exceed Defined Shield Index Fund, Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund, except as otherwise noted.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Fund's performance. The successful use of derivatives generally depends on the ability to predict market movements. There may be an imperfect correlation between a derivative and its reference asset.

Derivatives may be illiquid and may be more volatile than other types of investments. They may also be difficult for the Fund to value. Derivatives are subject to counterparty risk and, as a result, the Fund may not obtain a recovery of its investment in them should a counterparty fail to honor its obligations. The Fund may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit exposure to loss, and the Fund may be exposed to investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the segregated assets would be sold. Derivatives may involve leverage.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer's goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer's debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The risks of investments in ETF securities typically reflect the risks of the types of instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses, as well as their share of the Fund's fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. In addition, when investing in ETF securities, the Fund may pay brokerage commissions and may buy such securities at a price that is above, at or below the ETF's NAV. Further, trading in an ETF may be halted, which may make it difficult for the Fund to dispose of a holding at the desired time.

Fixed-Income Securities Risk. The value of fixed-income (debt) securities depends generally on an issuer's credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security's credit rating declines, which can cause the price of fixed-income securities to go down.

Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

High Portfolio Turnover Risk. The Fund's investment strategy may result in high portfolio turnover rates. This may increase the Fund's brokerage commission costs. The performance of the Fund could be negatively impacted by the increased brokerage commission cost incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Indexed Securities and Derivatives Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. Certain indexed securities may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Leverage Risk. Other than the Exceed Defined Shield Index Fund, each Fund will seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund's portfolio will be magnified.

Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at an appropriate time and price. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is a possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund's investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund's performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

•the writer of an option may be assigned an exercise at any time during the option period;

•disruptions in the markets for underlying instruments could result in losses for options investors;

•imperfect or no correlation between the option and securities being hedged;

•the insolvency of a broker could present risks for the broker's customers; and

•market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

Passive Management Risk. Because the Fund is not "actively" managed, unless a security is removed from the relevant index, the Fund generally would not sell the security. If a specific security is removed from the Fund's index, the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values. The timing of changes in the Fund from one type of security to another in seeking to replicate the relevant index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use active management techniques or defensive strategies designed to lessen the impact of periods of market decline. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers. There is no guarantee that the Fund's index will meet the purpose for which it was designed.

Tracking Error Risk. Tracking error is the divergence of the Fund's performance from that of the underlying index that the Fund seeks to track. Tracking error may occur because of differences between the securities held in the Fund's portfolio and those included in the underlying index, pricing differences, transaction costs, the Fund's holding of cash, differences in timing of the accrual of dividends, changes to the underlying index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the underlying index does not.

U.S. Treasury Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Management

The Exceed Defined Shield Index Fund, Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund (each a "Fund"; collectively the "Funds") are each a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The Board of Trustees (the "Board") oversees the management of the Funds and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board and the Trust's executive officers may be found in the Funds' Statement of Additional Information (the "SAI"), which is available from the Advisor's website at www.exceedinvestments.com.

The Advisor and Subadvisor

The Funds' investment advisor is Exceed Advisory LLC (the "Advisor"), 28 West 44 Street, 16th Floor, New York, NY 10036. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940. As of February 29, 2016, the Advisor had approximately $20.99 million of assets under management.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for each Fund. The Advisor delegates the day-to-day management of the fixed-income portfolio of each Fund to the Subadvisor. The Advisor retains overall supervisory responsibility of the general management and investment of each Fund's assets.

The Funds' subadvisor, First Principles Capital Management, LLC ("FPCM" or "Subadvisor"), 140 Broadway, 21st Floor, New York, NY 10005 was founded in 2003 and provides investment management services for financial institutions, endowments and foundations, corporations, family offices and trusts, and individuals. FPCM is generally responsible for the investment management of the fixed-income securities portfolio of each Fund, subject to index constraints and oversight provided by the Advisor.

The Advisor receives an advisory fee at an annual rate equal to 0.90% of the Fund's average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of each Fund's Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expense of each Fund to exceed the Expense Cap in place at the time the fees were waived. Total Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. For the fiscal year ended November 30, 2015, the Advisor waived its entire advisory fee for the Funds.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with the Advisor is available in the Funds' semi-annual report for the period ended May 31, 2015 and a discussion summarizing the basis on which the Board approved the Sub-Advisory Agreement between the Advisor and the Subadvisor is available in the Funds' annual report for the period ending November 30, 2015.

Manager of Managers Structure

The Fund's Board and its shareholders have approved a "manager of managers" structure that permits the Advisor to appoint and replace subadvisors and enter into, materially amend and terminate sub-advisory agreements with other investment managers with respect to the Fund, subject to Board approval but without shareholder approval (the "Manager of Managers Structure").

The ability to implement the Manager of Managers Structure with respect to the Fund is pursuant to an exemptive order from the SEC ("Exemptive Relief"). Pursuant to the Exemptive Relief, the Fund is required to notify shareholders of the retention of a new subadvisor within 90 days of the hiring of the new subadvisor. In the future, the Advisor may propose to appoint or replace one or more subadvisors subject to Board approval and applicable shareholder notice requirements.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of such subadvisory agreements. Under the Manager of Managers Structure, the Advisor maintains the ultimate responsibility, subject to the oversight of the Board, to oversee the subadvisors and recommend their hiring and replacement. The Manager of Managers Structure provides the Advisor with the discretion to terminate any subadvisor and allocate and reallocate the Fund's assets for management among the subadvisors and itself. The Manager of Managers Structure does not permit investment management fees paid by the Fund to be increased without shareholder approval or change the Advisor's responsibilities to the Fund including responsibility for all advisory services furnished by a subadvisor.

Portfolio Manager

Portfolio Manager Responsibilities.

The following is information about how the Funds allocate responsibilities for day-to-day management:

Joseph Halpern allocates the assets of each Fund to the Subadvisor. Mark G. Alexandridis is responsible for the day-to-day management of any portion of a Fund allocated to the Subadvisor. The Subadvisor makes decisions relating to sector and capitalization weightings and purchases and sales for the portion of each Fund that they manage. The Subadvisor is also responsible for certain research coverage, which is assigned by global industry sectors, and for recommending buy and sell decisions.

Portfolio Manager Biographies

•Joseph Halpern founded Exceed Investments, LLC in 2013 to offer structured investments with a level of standardization and efficiency unavailable in the market today. Prior to founding Exceed Investments, LLC, Mr. Halpern was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he managed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products. Prior to joining Lamco, Mr. Halpern was Director on the Equity Derivatives Trading desk of ING Financial Markets, a global financial institution, where he worked from 2007 to 2010. Prior to joining ING, Mr. Halpern was SVP of Strategy and Risk for Kellogg Capital Group's derivatives division. From 2002 to 2006, Mr. Halpern was a partner at Halpern Capital, a boutique investment bank focusing on investment banking and trading services in addition to providing independent research to institutional clients. From 1996 to 2002, Mr. Halpern was at Letco Specialists, since acquired by TD Securities, where he began his career as a derivatives trader and became the youngest partner.

•Mark G. Alexandridis is a Managing Director and Portfolio Manager at First Principles Capital Management, LLC ("FPCM") and has over 28 years experience in managing structured and credit related assets, including trading of securities and derivatives. Mr. Alexandridis joined FPCM in 2005, with responsibilities for domestic credit and global sovereign portfolios and risk. Prior to joining FPCM, Mr. Alexandridis was a Managing Director at BNP Paribas ("BNP"), where he was responsible for managing the firm's Flow, Structured, and Proprietary Credit Trading businesses and was a member of the Fixed Income Management Committee in the Americas. Mr. Alexandridis was also a Managing Director at General Re Financial Products ("GRFP"), where he was in charge of building and managing the Structured Credit Trading business prior to joining BNP. Prior to joining GRFP, Mr. Alexandridis was a Managing Director at J.P. Morgan, where he held a variety of senior derivative trading positions. Mr. Alexandridis earned a Bachelor of Science and an M.S. from Massachusetts Institute of Technology in Civil Engineering, as well as an M.S. from Carnegie Mellon University in Operations Research.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of Fund shares by the portfolio manager.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") provides fund accounting, fund administration, and compliance services to each Fund and the Trust and supplies certain officers of the Trust, including a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel. Atlantic Shareholder Services, LLC, a wholly-owned subsidiary of Atlantic, provides transfer agency services to the Fund and the Trust.

Foreside Fund Services, LLC (the "Distributor"), the Trust's principal underwriter, acts as the Trust's distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Atlantic or their affiliates.

Fund Expenses

Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Funds and other series of the Trust based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder servicing fees, are charged directly to that class. Certain service providers may waive all or a portion of their fees and may reimburse certain expenses of the Funds. Service provider waivers may be voluntary and do not affect the Advisor's contractual waiver. Any agreement to waive fees or to reimburse expenses increases the investment performance of the applicable Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Your Account

How to Contact the Funds

Telephone the Funds at:

(844) 800-5092 (toll free)

E-mail the Funds at:

exceedfunds.ta@atlanticfundservices.com

Website Address:

www.exceedinvestments.com

Fax the Funds at:

(207) 347-2195

Write the Funds:

Exceed Funds
P.O. Box 588
Portland, Maine 04112

Overnight Address:

Exceed Funds
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):

Please contact the transfer agent at (844) 800-5092 (toll free) to obtain the ABA routing number and account number for the Funds.

General Information

You may purchase or sell (redeem) shares of each Fund on any day that the NYSE is open for business. Notwithstanding this fact, a Fund may, only in the case of an emergency, calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of a Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order. "Good order" means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees. All requests to purchase or sell Fund shares received in good order prior to a Fund's close will receive that day's NAV. Requests received in good order after a Fund's close or on a day when a Fund does not value its shares will be processed on the next business day and will be priced at the next NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Shares of the Funds will only be issued against full payment, as described more fully in this Prospectus and the SAI. The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Each Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable. Each Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect that Fund or its operations. If a Fund were to refuse any purchase request, it would notify the purchaser within two business days of receiving a purchase request in good order.

NAV Determination. The NAV of each Fund is determined by taking the market value of the total assets of each Fund, subtracting the liabilities of each Fund and then dividing the result (net assets) by the number of outstanding shares of each Fund. Each Fund calculates its NAV as of the close of trading on the NYSE (generally 4:00 p.m., Eastern Time) on each weekday that the NYSE is open, except as described below.

The NYSE is open every weekday, Monday through Friday. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence

Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the day before each of these holidays as well as on the day after Thanksgiving Day, and the NYSE holiday schedule is subject to change without notice.

Each Fund values options and securities for which market quotations are readily available, including exchange-traded investment companies, at current market value, except for certain short-term securities that may be valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued using the last quoted sales price, or in the absence of a sale, at the mean between the current bid and asked price. Investments in non-exchange traded investment companies are valued at their NAVs. Fixed-income securities may be valued at prices supplied by a Fund's pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available or a Fund reasonably believes that they are unreliable, that Fund will seek to value such securities at fair value, as determined in good faith using procedures approved by the Board. The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with the procedures to a Valuation Committee composed of management members who are appointed to the Committee by the Board. The Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations. To the extent that the Fund invests in open-end investment companies, the prospectuses for those investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Transactions Through Financial Intermediaries. The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities (collectively, "financial intermediaries"), to accept purchase, exchange and redemption orders on the Funds' behalf. If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different from the policies and fees you would be subject to if you had invested directly in the Funds. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares. You should consult your broker or another representative of your financial intermediary for more information.

Each Fund will be deemed to have received a purchase or redemption order when a financial intermediary that is an agent of the Funds for the purpose of accepting orders receives the order. All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary. Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed, including by financial intermediaries, at that day's NAV.

Payments to Financial Intermediaries. A Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable Rule 12b-1 plan, a Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities or for providing services that would otherwise be provided by a Fund's transfer agent and/or administrator.

The Advisor or another Fund affiliate, out of its own resources and not as an expense of a Fund, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as "revenue sharing." Compensation received by a financial intermediary from the Advisor or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding a Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in a Fund.

Any compensation received by a financial intermediary, whether from the Funds, the Advisor or another affiliate, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of a Fund, or a certain class of shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of each Fund's overall obligation to deter money laundering under federal law. The Trust's Anti-Money Laundering Program is designed to prevent a Fund from being used for money laundering or the financing of terrorist activities. In this regard, a Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI, which is available on the Advisor's website at www.exceedinvestments.com.

Choosing a Share Class

Each Fund offers two classes of shares: Investor Shares and Institutional Shares. Each class has a different combination of purchase restrictions and ongoing fees, allowing you to choose the class that best meets your needs.

Investor Shares. Investor Shares of each Fund are for retail investors who invest in a Fund directly or through a fund supermarket or other investment platform. Investor Shares are not sold with the imposition of initial sales charges but are subject to a Rule 12b-1 fee of up to 0.25% of the Investor Shares' average daily net assets. A lower minimum initial investment is required to purchase Investor Shares.

Institutional Shares. Institutional Shares of each Fund are designed for institutional investors (such as investment advisers, financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts. Institutional Shares are sold without the imposition of initial sales charges and are not subject to Rule 12b-1 fees.

	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,500	$10,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	0.25%	None

Under certain circumstances, an investor's investment in one class of shares of a Fund may be converted into an investment in the other class of shares of that Fund. No gain or loss will generally be recognized for federal income tax purposes as a result of such a conversion, and a shareholder's basis in the acquired shares will be the same as such shareholder's basis in the converted shares. Shareholders should consult their tax advisors regarding the state and local tax consequences of such a conversion, or any exchange of shares.

Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, Automated Clearing House ("ACH") or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's Anti-Money Laundering Program, the Funds do not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). Each Fund and the Advisor also reserve the right to accept in kind contributions of securities in exchange for shares of that Fund.

Checks. Checks must be made payable to "Exceed Funds." For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts, checks may be made payable to one or more owners of the account and endorsed to "Exceed Funds." A $20 charge may be imposed on any returned checks.

ACH. The Automated Clearing House system maintained by the Federal Reserve Bank allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

Wires. You may instruct the U.S. financial institution with which you have an account to make a federal funds wire payment to a Fund. Your U.S. financial institution may charge you a fee for this service.

Minimum Investments. Each Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$10,000	$1,000
Retirement Accounts	$2,500	$100	$10,000	$1,000

Each Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisors and financial planners may be permitted to aggregate the value of accounts in order to meet minimum investment amounts.

Account Requirements. The following table describes the requirements to establish certain types of accounts in the Funds.

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts are owned by a minor child but controlled by an adult custodian.	•Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. •The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other Entities These accounts are owned by the entity, but control is exercised by its officers, partners or other management.

•The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary's certificate.

Trusts	•The trust must be established before an account may be opened. •The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number ("TIN"), physical street address, date of birth and other information or documents that will allow the Fund to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. The Fund will attempt to verify your identity using the information that you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account. If your account is closed, you may realize a gain or loss on the Fund shares in the account. You will be responsible for any related taxes and will not be able to recoup any redemption fees assessed, if applicable.

Policy on Prohibition of Foreign Shareholders. Each Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

Investment Procedures. The following table describes the procedures for investing in the Funds.

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary •Contact your financial intermediary using the method that is most convenient for you.	Through a Financial Intermediary •Contact your financial intermediary using the method that is most convenient for you.

By Check

•Call, write or e-mail the Fund or visit the Advisor's website for an account application.

•Complete the application (and other required documents, if applicable).

•Mail the Fund your original application (and other required documents, if applicable) and a check.

By Check •Fill out an investment slip from a confirmation or write the Fund a letter. •Write your account number on your check. •Mail the Fund the investment slip or your letter and the check.

By Wire

•Call, write or e-mail the Fund or visit the Advisor's website for an account application.

•Complete the application (and other required documents, if applicable).

•Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•Mail the Fund your original application (and other required documents, if applicable).

•Instruct your U.S. financial institution to wire money to the Fund.

By Wire •Instruct your U.S. financial institution to wire money to the Fund.

How to Open an Account	How to Add to Your Account

By ACH Payment (for Investor Shares only)

•Call, write or e-mail the Fund or visit the Advisor's website for an account application.

•Complete the application (and other required documents, if applicable).

•Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•Mail the Fund your original application (and other required documents, if applicable).

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

•ACH purchases are limited to $25,000 per day.

By ACH Payment (for Investor Shares only)

•Call the Fund to request a purchase by ACH payment.

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.

•ACH purchases are limited to $25,000 per day.

Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $200 per occurrence. If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application. Your signed account application must be received at least three business days prior to the initial transaction. A Fund may terminate or modify this privilege at any time. You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher. Please call (844) 800-5092 (toll free) for additional information regarding systematic investment plans.

Frequent Trading. Frequent trading by a Fund shareholder may pose risks to other shareholders in the Fund, including (1) the dilution of the Fund's NAV, (2) an increase in the Fund's expenses, and (3) interference with the portfolio manager's ability to execute efficient investment strategies. The Advisor believes that the nature of the investments in which each Fund invests does not lend itself to market timing activity. In addition, each Fund imposes a redemption fee of 1% on shares redeemed within 30 days of purchase, which serves to discourage frequent trading by investors and to offset transaction costs. Accordingly, the Board has not adopted a policy to monitor for frequent purchases and redemptions of Fund shares.

Canceled or Failed Payments. Each Fund accepts checks and ACH payments at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses and expenses incurred by the Fund or the transfer agent. Each Fund and its agents have the right to reject or cancel any purchase request due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the "SEC") determines that trading thereon is restricted, (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (3) the SEC has entered a suspension order for the protection of the shareholders of a Fund.

A Fund will not issue shares until payment is received. If redemption is sought for shares for which payment has not been received, a Fund may delay sending redemption proceeds until payment is received, which delay may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary •If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.

By Mail

•Prepare a written request including:

•your name(s) and signature(s);

•your account number;

•the Fund name and class;

•the dollar amount or number of shares you want to sell;

•how and where to send the redemption proceeds;

•a Medallion Signature Guarantee (if required); and

•other documentation (if required).

•Mail the Fund your request and documentation.

By Telephone

•Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

•Provide the following information:

•your account number;

•the exact name(s) in which the account is registered; and

•an additional form of identification.

•Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Systematic Withdrawal

•Complete the systematic withdrawal section of the application.

•Attach a voided check to your application.

•Mail the completed application to the Fund.

•Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges. You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Funds by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month. Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application. The plan may be terminated or modified by a shareholder or a Fund at any time without charge or penalty. You may terminate your participation in a systematic withdrawal plan at any time by contacting a Fund sufficiently in advance of the next withdrawal.

A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. Please call (844) 800-5092 (toll free) for additional information regarding systematic withdrawal plans.

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•written requests to redeem $100,000 or more;

•changes to a shareholder's record name or account registration;

•paying redemption proceeds from an account for which the address has changed within the last 30 days;

•sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

•adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

Each Fund reserves the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares in a Fund within 30 days of purchase, you will be charged a 1.00% redemption fee. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions may be exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•redemption of shares in a deceased shareholder's account;

•redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

•redemption of shares purchased through a dividend reinvestment program;

•redemption of shares pursuant to a systematic withdrawal plan;

•redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("Code") or a plan operating consistent with Section 403(b) of the Code; and

•redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.

The Funds may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Funds may not recognize one or more of the exceptions to the redemption fee listed above. Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on the Fund's shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer's account agreement or plan document for information about how the redemption fee is treated. If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Fund, no redemption fee will be charged directly to the financial intermediary's account by the Fund. Certain financial intermediaries that operate omnibus accounts may waive the redemption fee, subject to approval of a Fund officer. Certain financial intermediaries that operate omnibus accounts may waive the redemption fee, subject to approval of a Fund officer.

Small Account Balances. If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Investor Shares	Institutional Shares
Standard Accounts	$2,500	$2,500
Retirement Accounts	$2,500	$2,500

Redemptions in Kind. Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. Pursuant to an election filed with the SEC, under certain circumstances, the Funds may pay redemption proceeds in portfolio securities rather than in cash. If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) and the possibility of a lack of a liquid market for those securities. Please see the SAI for more details on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state's law.

Distribution and Shareholder Service Fees. The Trust has adopted a Rule 12b-1 plan under which each Fund pays the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares for distribution services and/or the servicing of shareholder accounts.

Because the Investor Shares may pay distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Advisor or other financial intermediaries that provide distribution and shareholder services with respect to Investor Shares.

In addition to paying fees under the Rule 12b-1 plan, the Funds may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

Exchanging Shares

You may exchange Fund shares for shares of other Exceed Funds. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the Fund into which you exchange is available for sale in your jurisdiction. Funds available for exchange may not be available for purchase in your jurisdiction. Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements.You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone exchange order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Intermediary •Contact your financial intermediary by the method that is most convenient for you.

By Mail

•Prepare a written request including:

•your name(s) and signature(s);

•your account number;

•the name of each Fund you are exchanging;

•the dollar amount or number of shares you want to sell (and exchange);

•a Medallion Signature Guarantee (if required); and

•other documentation (if required).

•Complete a new account application if you are requesting different shareholder privileges in the Fund into which you are exchanging.

•Mail the Fund your request and documentation.

By Telephone

•Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

•Provide the following information:

•your account number;

•exact name(s) in which the account is registered; and

•additional form of identification.

Retirement Accounts

You may invest in shares of each Fund through an IRA, including traditional and Roth IRAs, also known as a "Qualified Retirement Account." The Funds may also be appropriate for other retirement plans, such as 401(k) plans. Before investing in an IRA or other retirement account, you should consult your tax advisor. Whenever making an investment in an IRA or certain retirement plans, be sure to indicate the year to which the contribution is attributed.

Other Information

Distributions and Dividend Reinvestments. Each Fund declares dividends from net investment income and pays them annually. Any net capital gains realized by a Fund are distributed at least annually.

Most investors typically have their income dividends and other distributions (each, a "distribution") reinvested in additional shares of the distributing class of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions to shareholders other than qualified retirement plans and accounts and other tax-exempt investors are treated the same whether they are received in cash or reinvested.

Taxes. Each Fund intends to operate in a manner such that it will qualify for treatment as a regulated investment company under Subchapter M of the Code and will not be liable for federal income or excise taxes.

A Fund's distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to you as ordinary income, except as noted below. A Fund's distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include nontaxable returns of capital, which reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.

A Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an "individual shareholder") who satisfy those restrictions with respect to their Fund shares at the rates for net capital gain - a maximum of 15% for a single shareholder with taxable income not exceeding certain thresholds and 20% for individual shareholders with taxable income exceeding the thresholds, which will be adjusted for inflation annually. A portion of a Fund's dividends also may be eligible for the dividends-received deduction allowed to corporations; the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (thus excluding, among others, real estate investment trusts) and excludes dividends from foreign corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax. Tax laws and rates may change over time. Please consult a tax professional for more information.

Generally, Fund distributions are taxable to you in the year you receive them. However, any such distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

A distribution reduces the NAV of a Fund's shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the full amount of the distribution even though it represents a partial return of your investment.

A sale (redemption) of Fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the redeemed Fund shares. The gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption, and any such gain will be taxed to individual shareholders at the 15% or 20% maximum federal income tax rates mentioned above. Any capital loss arising from a redemption of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions received with respect to those shares.

Withholding Tax. If an individual shareholder fails to certify that the TIN furnished to the Fund is correct or furnishes an incorrect number, the Fund must withhold and remit to the U.S. Treasury Department 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of whether the shareholder realizes a gain or loss) otherwise payable to the shareholder (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's taxable dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares that he or she acquired or acquires after December 31, 2011 ("Covered Shares"), must elect to do so in writing (which may be electronic). If a Fund shareholder fails to affirmatively elect the average basis method, the basis determination will be made in accordance with that Fund's default method, which is first-in first-out. If, however, a Fund shareholder wishes to use a different method accepted by the Internal Revenue Service ("IRS") for basis determination (e.g., a specific identification method), the shareholder may elect to do so. The basis determination method that a Fund shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from a redemption of shares, a Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

An individual shareholder whose "modified adjusted gross income" exceeds a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers) ("Excess") is required to pay a 3.8% federal tax on the lesser of (1) the Excess or (2) the individual's "net investment income," which generally includes dividends, interest, and net gains from the disposition of investment property (including distributions each Fund pays and net gains realized on a redemption of Fund shares). This tax is in addition to any other taxes due on that income. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Fund shares.

After December 31 of each year, each Fund will mail to its shareholders reports containing information about the income tax status of distributions paid during the year. For further information about the tax effects of investing in the Funds, please see the SAI and consult your tax advisor.

Organization. The Trust is a Delaware statutory trust, and each Fund is a series thereof. The Funds do not expect to hold shareholders' meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to a specific series (such as the approval of an advisory agreement for the Funds). From time to time, large shareholders may control a Fund or the Trust.

Additional Information. The Trust enters into contractual arrangements with various parties, including, among others, a Fund's investment adviser, sub-adviser(s) (if applicable), custodian, principal underwriter and transfer agent who provide services to each Fund.  Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning each Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus, the SAI nor any other communication to shareholders is intended, or should be read, to be or give rise to an agreement or contract between the Trust, Trustees or any series of the Trust, including the Fund, and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report dated November 30, 2015, which is available upon request.

Financial Highlights are not provided for Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund because the Funds had not commenced operations prior to the date of this Prospectus.

	April 14, 2015 (a) through November 30, 2015
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$ 10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized gain (loss)	(0.03	)(c)
Total from Investment Operations	(0.05)
REDEMPTION FEES (b)	-	(d)
NET ASSET VALUE, End of Period	$ 9.95
TOTAL RETURN	(0.50	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 2,712
Ratios to Average Net Assets:
Net investment loss	(0.30	)%(f)
Net expenses	1.48	%(f)
Interest expenses	0.03	%(f)
Net expenses without interest expenses	1.45	%(f)
Gross expenses (g)	10.32	%(f)
PORTFOLIO TURNOVER RATE	41	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.
(d)	Less than $0.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

	April 14, 2015 (a) through November 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$ 10.00
INVESTMENT OPERATIONS
Net investment loss (b)	-	(d)
Net realized and unrealized gain (loss)	(0.03	)(c)
Total from Investment Operations	(0.03)
REDEMPTION FEES (b)	-	(d)
NET ASSET VALUE, End of Period	$ 9.97
TOTAL RETURN	(0.30	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 6,114
Ratios to Average Net Assets:
Net investment loss	(0.06	)%(f)
Net expenses	1.23	%(f)
Interest expenses	0.03	%(f)
Net expenses without interest expenses	1.20	%(f)
Gross expenses (g)	8.59	%(f)
PORTFOLIO TURNOVER RATE	41	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.
(d)	Less than $0.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

EXCEED DEFINED SHIELD INDEX FUND
Investor Shares (SHIEX)
Institutional Shares (SHIIX)

EXCEED DEFINED HEDGE INDEX FUND
Investor Shares (HEDGX)
Institutional Shares (HEDIX)

EXCEED DEFINED ENHANCEMENT INDEX FUND
Investor Shares (ENHAX)
Institutional Shares (ENHIX)

Annual and Semi-Annual Reports

Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information ("SAI")

The SAI provides additional information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds

You may obtain free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Exceed Funds
P.O. Box 588
Portland, Maine 04112
(844) 800-5092 (toll free)

exceedfunds.ta@atlanticfundservices.com

The Funds' Prospectus, SAI and annual and semi-annual reports are available, without charge, on the Advisor's website at: www.exceedinvestments.com.

Securities and Exchange Commission Information

You may also review and copy the Funds' annual and semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports and the SAI, is available on the SEC's website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-03023

226-PRU-0416

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2016

Exceed Defined Shield Index Fund
Investor Shares (SHIEX)
Institutional Shares (SHIIX)

Exceed Defined Hedge Index Fund
Investor Shares (HEDGX)
Institutional Shares (HEDIX)

Exceed Defined Enhancement Index Fund
Investor Shares (ENHAX)
Institutional Shares (ENHIX)

Investment Advisor:

Exceed Advisory LLC
28 West 44 Street, 16th Floor
New York, NY 10036

Account Information and Shareholder Services:

Exceed Funds
P.O. Box 588
Portland, Maine 04112
(844) 800-5092 (toll free)
exceedfunds.ta@atlanticfundservices.com
www.exceedinvestments.com

This Statement of Additional Information (the "SAI") supplements the prospectus dated April 1, 2016, as it may be amended from time to time (the "Prospectus"), offering Investor Shares and Institutional Shares of the Exceed Defined Shield Index Fund, Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund (each a "Fund"; collectively the "Funds"), each a separate series of Forum Funds (the "Trust"). The aforementioned Funds are hereafter referred to individually as a "Fund" and, collectively, the "Funds." This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic" or "Administrator") at the address, telephone number or e-mail address listed above. You may also obtain the Prospectus on the Advisor's website listed above. This SAI is incorporated by reference into the Prospectus. In other words, it is legally a part of the Prospectus. Copies of the Funds' Annual Report may be obtained without charge and upon request, by contacting Atlantic at the address, telephone number or e-mail address listed above. You may also obtain copies of each Fund's most recent Annual Report and Semi-Annual Report on the Advisor's website listed above.

Financial statements for the Exceed Defined Shield Index Fund for the year ended November 30, 2015 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Financial statements for the Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund are not available at this time because the Funds had not commenced operations as of the date hereof.

KEY DEFINED TERMS

As used in this SAI, the following terms have the meanings listed.

"1933 Act" means the Securities Act of 1933, as amended, including rules, regulations, SEC interpretations, and any exemptive orders or interpretive relief promulgated thereunder.

"1940 Act" means the Investment Company Act of 1940, as amended, including rules, regulations, SEC interpretations, and any exemptive orders or interpretive relief promulgated thereunder.

"Advisor" means Exceed Advisory LLC, the Funds' investment advisor.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Independent Trustees" means trustees who are not interested persons of the Trust, as defined in Section 2(a)(19) of the 1940 Act.

"IRS" means the Internal Revenue Service.

"NAV" means net asset value per share.

"RIC" means a domestic corporation qualified as a "regulated investment company" (as defined in Subchapter M of Chapter 1 of Subtitle A of the Code).

"SEC" means the U.S. Securities and Exchange Commission.

"Subadvisor" means First Principles Capital Management, LLC, the Funds' subadvisor.

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INVESTMENT POLICIES AND RISKS

Each Fund is an open-ended, non-diversified series of the Trust. This section supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the investments and investment practices that the Funds may pursue (in addition to those described in the Prospectus) and the associated risks. Please see the Prospectus for a discussion of each Fund's investment objective, principal investment strategies and principal risks.

A. Security Ratings Information

Each Fund's investments in fixed-income, preferred stock and convertible securities will be rated investment grade at the time of purchase and are subject to the credit risk relating to the financial condition of the issuers of the securities. Each Fund also may invest in investment grade debt securities, including corporate debt obligations, U.S. Government Securities, and variable and floating rate securities. Investment grade means the securities are rated in the top four long-term rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Financial Services, LLC ("S&P") or Fitch, Inc. ("Fitch") or unrated and determined by the Advisor to be of comparable quality.

The lowest ratings that are investment grade for corporate bonds, including convertible securities, are "Baa" in the case of Moody's and "BBB" in the cases of S&P and Fitch; for preferred stock the lowest ratings are "Baa" in the case of Moody's and "BBB" in the cases of S&P and Fitch. Non-investment grade fixed-income securities (commonly known as "junk bonds") are inherently speculative and generally involve greater volatility of price than investment grade securities. Unrated securities may not be as actively traded as rated securities. The Funds may retain securities whose ratings have declined below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality to securities whose ratings have declined below the lowest permissible rating category) if the Advisor determines that retaining such security is in the best interests of the Fund.

Moody's, S&P, Fitch and other organizations provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. An issuer's current financial condition may be better or worse than a rating indicates.

B. Equity Securities

Common and Preferred Stock. Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's common stock price. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends or the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights. Preferred stock is subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

The Funds are exposed to risks inherent in equity securities due to their underlying indices' exposure to the equity market. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. This may not be true currently or in the future. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

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C. Tracking Error

Each Fund may experience tracking error. A number of factors may contribute to the Funds' tracking error. For example, the following factors may affect the ability of each Fund to achieve correlation with the performance of the respective underlying index that it seeks to track: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) the Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index; (3) an imperfect correlation between the performance of instruments held by the Fund, such as options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) the Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the underlying index that are not disseminated in advance; (8) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) early or unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. To the extent the Fund engages in fair value pricing, the day-to-day correlation of the Fund's performance may tend to vary from the closing performance of the underlying index.

D. Fixed-Income Securities

The Funds may invest in debt securities including corporate debt obligations, U.S. Government Securities, and variable and floating rate securities.

Corporate Debt Obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. Companies use these instruments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than nine months. In addition, the Funds may invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds). The Funds intend to restrict their purchases of these securities to issues denominated and payable in U.S. dollars. The Funds may only invest in commercial paper that is rated in one of the two highest short-term rating categories by Moody's, S&P or Fitch or, if unrated, is judged by the Advisor and/or Subadvisor to be of comparable quality.

Financial Institution Obligations. Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers' acceptances. The Funds may invest in negotiable certificates of deposit and bankers' acceptances issued by commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and are insured by the Federal Deposit Insurance Corporation.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Certificates of deposit, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Funds but may be subject to early withdrawal penalties which could reduce its performance.

U.S. Government Securities. Each Fund may invest in U.S. Government Securities. The Fund considers U.S. Government Securities to include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued or guaranteed by the Federal Housing Administration ("FHA"), Government National Mortgage Association ("GNMA"), the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal Home Loan Banks). These U.S. Government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. Government. They are supported only by the credit of the issuing agency, instrumentality or corporation. The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the securities that are not backed by the U.S. Government tend to carry more interest rate risk.

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In September 2008, the Treasury and the Federal Housing Finance Agency ("FHFA") announced that FNMA and FHLMC had been placed in conservatorship. Since that time, FNMA and FHLMC have received significant capital support through Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage -backed securities. The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the mortgage-backed securities purchase programs ended in 2010, the Treasury continued its support for the entities' capital as necessary to prevent a negative net worth through at least 2012. When a credit rating agency downgraded long-term U.S. Government debt in August 2011, the agency also downgraded FNMA and FHLMC's bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their mortgage-backed securities). Beginning in 2008, FNMA and FHLMC required Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, they have paid $203 billion in senior preferred dividends to the Treasury. FNMA did not require any draws from Treasury from the fourth quarter of 2011 through the third quarter of 2015, although Freddie Mac did report a $475 million loss for the third quarter of 2015. Similarly, FHLMC did not require any draws from Treasury from the first quarter of 2012 through the second quarter of 2014. In April 2014, FHFA projected that FNMA and FHLMC would require no additional draws from Treasury through the end of 2015. However, FHFA also conducted a stress test mandated by the Dodd-Frank Act, which suggested that in a "severely adverse scenario" additional Treasury support of between $84.4 billion and $190 billion (depending on the treatment of deferred tax assets) might be required. No assurance can be given that the Federal Reserve or the Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policymakers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to the Treasury with respect to all loans acquired by FNMA or FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured or eliminated altogether. FNMA has reported that there is "significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship." FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

Each Fund may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself. When a Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price a Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount a Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to a Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

Each Fund may also purchase certificates not issued by the U.S. Department of the Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Department of the Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

Variable and Floating Rate Securities. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates. The interest paid on these securities is a function primarily of the index upon which the interest rate

4

adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the specified index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase these securities only when the Advisor and/or Subadvisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser and/or Subadvisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor and/or Subadvisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor and/or Subadvisor monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

General Risk. The market value of the interest-bearing fixed-income securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed-income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Funds is subject to risk even if all fixed-income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed-income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed-income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed-income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed-income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Credit Risk. A Fund's investments in fixed-income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Funds will generally buy debt securities that are rated by an organization providing ratings in the top four long-term rating categories or in the top two short-term rating categories by Moody's, S&P, or Fitch. Moody's, S&P, Fitch and other organizations providing ratings are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities is included in Appendix A. The Advisor and/or Subadvisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks

5

of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

A Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Advisor and/or Subadvisor determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Funds may purchase unrated securities if the Advisor and/or Subadvisor determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may not be as actively traded as rated securities.

E. Options Transactions

Transactions in options by the Funds are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which a Fund may write or hold may be affected by options written or held by other entities, including other investment companies advised by the Advisor. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

The Funds may purchase or write put and call options to: (1) enhance the Fund's performance, including by obtaining leverage; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase or in order to offset the effects of general stock market movements.

Specifically, the Funds may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Funds are generally traded on an exchange or over-the-counter. Options are considered to be derivatives. No assurance can be given that any hedging or income strategy will achieve its intended result.

If a Fund will be financially exposed to another party due to its investments in options, the Fund may, if required, maintain either: (1) offsetting ("covered") positions; or (2) cash, receivables and liquid debt or equity securities equal to the value of the positions less any proceeds and/or margin on deposit. Offsetting covered positions may include holding the underlying securities or holding other offsetting liquid securities believed likely to substantially replicate the movement of the future or option investment.

Offsetting covered positions also may include an offsetting option contract. The Funds will comply with SEC guidelines with respect to coverage of certain strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets"). Segregated Assets cannot be sold or closed out while the strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices. An index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index cash options operate in the same way as the

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more traditional options on securities except that index options are settled exclusively in cash equal to the difference between the exercise price and the closing price of the index.

Risks of Options Transactions. There are certain investment risks associated with options transactions. These risks include: (1) dependence the Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

F. Investment Company Securities, Exchange Traded Funds ("ETFs"), Exchange Traded Products ("ETPs") and Exchange Traded Notes ("ETNs")

Investment Company Securities. The Funds may invest in shares of registered open-end and closed-end investment companies, to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund's investments in such securities are generally limited to 3% of the outstanding voting stock of any one company, 5% of the Fund's total assets in any one company, and 10% of the Fund's total assets in investment companies generally.

The Funds intend to invest in assets in accordance with Section 12(d)(1)(F) of the 1940 Act and may exceed 5% of total assets in another investment company or 10% of total assets invested among multiple investment companies. Shares of an ETF that has received exemptive relief from the SEC to permit other funds to invest in shares without these limitations are also excluded from such restrictions.

A Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's operating expenses and fees, in addition to its own expenses.

As a shareholder, a Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment may decline, adversely affecting the Fund's performance.

ETFs. The Funds may invest in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles). Many ETFs hold a portfolio of securities designed to track a particular market segment or index. Some examples of such ETFs are SPDRs®, streetTRACKS®, DIAMONDS, NASDAQ 100 Index Tracking Stock ("QQQs") iShares® and VIPERs®. The Funds could purchase an ETF to gain exposure to a portion of the U.S. market. The risks of owning an ETF generally reflect the risks of owning the underlying securities and instruments they hold, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and instruments. ETFs may have management and other fees that increase their costs versus the costs of owning the underlying securities directly. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium or their trading could be halted. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

ETPs. The Funds may invest in ETPs. A Fund is subject to the same risks as the underlying ETPs because the risks of owning shares of an underlying ETP generally reflect the risks of owning the underlying instruments the ETP holds. Lack of liquidity in an underlying ETP can result in its value being more volatile than the underlying instruments.

ETNs. The Funds may invest in ETNs, which are structured debt securities. ETNs' liabilities are unsecured general obligations of the issuer. Most ETNs are designed to track a particular market segment or index. ETNs have expenses associated with their operation. When a Fund invests in an ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETN's expenses. The risks of owning an ETN generally reflect

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the risks of owning the instruments the ETN holds, although lack of liquidity in an ETN could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETN. The value of an ETN security also should be expected to fluctuate with the credit rating of the issuer. Further, as debt securities of an issuer, ETN shares are subject to the same risks described for "Corporate Debt Obligations" above.

G. Leverage Transactions

General. Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities and purchasing securities on a when-issued, delayed delivery or forward commitment basis may create leverage. A Fund uses these investment techniques only when the Advisor believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

Risks. Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of a Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if it were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at a disadvantageous time.

H. Illiquid and Restricted Securities

Each Fund may not invest more than 15% of its net assets in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Advisor, securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act (each, sometimes called Restricted Securities). A liquid market exists for certain Restricted Securities and the Advisor, pursuant to policies approved by the Board, may determine that certain Restricted Securities are not illiquid.

Risks. Limitations on resale may have an adverse effect on the marketability of a Restricted Security and a Fund also might have to register a Restricted Security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of Restricted Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any Restricted Security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

Determination of Liquidity. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of broker-dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including

8

the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

I. Cash and Cash Equivalents

A Fund may invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund's investments. These cash items may consist of money market instruments (such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper and certificates of deposit) or other cash instruments of any quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, time deposits, bankers' acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

J. Non-Diversification

The Funds are non-diversified and, therefore, may invest in a limited number of issuers. Investing in a limited number of issuers may cause a Fund to be more volatile and increase the risk of investing in the Fund.

K. CFTC Regulation

Historically, an adviser of a fund trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards, swaps and cash-settled foreign currency contracts) has been excluded from regulation as a commodity pool operator ("CPO") pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5. In 2012, the CFTC amended Regulation 4.5 to dramatically narrow this exclusion.

Under the amended Regulation 4.5 exclusion, a fund's commodity interests - other than those used for bona fide hedging purposes (as defined by the CFTC) - must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are "in-the-money" at the time of purchase) do not exceed 5% of the fund's NAV, or alternatively, the aggregate net notional value of the positions, determined at the time that the most recent position was established, does not exceed 100% of the fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions). Further, to qualify for the exclusion in amended Regulation 4.5, a fund must satisfy a marketing test, which requires, among other things, that the fund not hold itself out as a vehicle for trading commodity interests.

The Funds do not trade any commodity interests, such as futures contracts, options on futures contracts, non-deliverable forwards, swaps and cash-settled foreign currency contracts. Therefore, they do not need to, and do not, rely on the exclusion in CFTC Regulation 4.5 to avoid regulation as a CPO.

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INVESTMENT LIMITATIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of a Fund. "A majority of the outstanding voting securities of a Fund," as defined by the 1940 Act, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund's investment objective is a non-fundamental policy. Non-fundamental policies may be changed by the Board without shareholder approval.

For purposes of the Funds' investment limitations, all percentage limitations apply immediately after an investment. Except with respect to the fundamental policy relating to borrowing money, set forth in (1) below, if a percentage limitation is adhered to at the time of an investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced within three days (excluding Sundays and holidays) to the extent necessary to comply with the limitation. If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities.

Fundamental Limitations. The Funds have adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1. The Funds may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2. The Funds may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. The Funds may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. The Funds may not engage in the business of underwriting securities except to the extent that the Funds may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. The Funds may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in commodities business or have a significant portion of their assets in commodities.

7. The Funds will not concentrate in a particular industry, except to the extent that an index a Fund seeks to track is concentrated. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a Fund to borrow money in amounts of up to one-third of the Fund's total assets, at the time of borrowing, from banks for any purpose (the Fund's total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an "asset coverage" of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets). In the event that such asset coverage falls below this percentage, a Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of the Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

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With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, "senior securities" are defined as Fund obligations that have a priority over a Fund's shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the fund is permitted to borrow from a bank if consistent with the fundamental policy set forth in (1) above. The policy in (2) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward contracts, futures contracts and other derivatives, or the posting of initial and variation margin. The Funds will segregate liquid assets with respect to certain leveraged positions in accordance with requirements for senior securities under Section 18 of the 1940 Act and current applicable SEC staff interpretations.

With respect to the fundamental policy relating to making loans set forth in (3) above, the 1940 Act does not prohibit a Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations.

With respect to the fundamental policy relating to investing in real estate set forth in (5) above, a Fund may, to the extent permitted by applicable law, invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.

With respect to the fundamental policy prohibiting the sale of real estate set forth in (5) above, investments in securities of issuers that are exposed to or involved in the real estate business will not be deemed to be investments in real estate.

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BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS

A. Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of each Fund's investment activities, in accordance with federal law, Delaware law and the stated policies of the Funds. The Board oversees the Trust's officers and service providers, including the Advisor, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust's Chief Compliance Officer ("CCO"). The Board also is assisted by the Trust's independent auditor (which reports directly to the Trust's Audit Committee), independent counsel and other experts as appropriate, all of which are selected by the Board.

The Forum family of funds ("Fund Complex") includes the Trust, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different boards of trustees. The Trust's Board oversees its 26 separate series, and another Board oversees Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds and each of their separate series. The use of separate boards, each with its own committee structure, allows the trustees of each trust in the Fund Complex to focus on the unique issues of the funds they oversee, including common research, investment and operational issues. On occasion, the separate boards may establish joint committees to address issues with consequences for the entire Fund Complex.

Board Structure and Related Matters. Independent Trustees constitute at least two-thirds of the Board members. J. Michael Parish, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair's responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust's officers, other management personnel and counsel to the Funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund's operations, the number of trustees and the Board's responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. John Y. Keffer is considered an interested trustee due to his affiliation with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic" or the "Administrator").

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Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003; formerly, Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002-2003; Partner, Thelen Reid & Priest LLP (law firm) 1995-2002.	26	None
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	26	None
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium- sized businesses in New England) since 1991.	26	None
David Tucker Born: 1958	Trustee; Vice Chairman	Since 2011 (Vice Chairman since 2015)	Director, Blue Sky Experience (a charitable endeavor), since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	48	Trustee, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds.
Interested Trustee
John Y. Keffer[1] Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non- depository trust company chartered in the State of Maine) since 1997.	48	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds.

1Atlantic and Forum Investment Advisors, LLC are subsidiaries of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

In addition to the information set forth in the table above, each trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

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J. Michael Parish: Mr. Parish has experience as a business attorney and long-time member of a law firm; service on the board of the foundation Hackensack Riverkeeper, Inc.; and multiple years of service as a trustee and as Independent Chair. Mr. Parish also served as a trustee of Monarch Funds, a Massachusetts business trust and open-end management investment company, from 2003 to 2009.

Costas Azariadis: Mr. Azariadis has extensive experience with finance and economics, having served as a professor of economics at various top universities and a member of the various committees of the governing body of universities; and multiple years of service as a trustee. Mr. Azariadis also served as a trustee of Monarch Funds from 2003 to 2009.

James C. Cheng: Mr. Cheng has organizational experience as chairman and chief executive officer of a private marketing company; experience as co-founder of an information technology firm; experience as a consultant; and multiple years of service as a trustee. Mr. Cheng also served as a trustee of Monarch Funds from 2003 to 2009.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute ("ICI"); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual's board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

John Y. Keffer: Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a trustee. Mr. Keffer also served as a trustee of Monarch Funds from 2003 to 2009 and continues to serve as an interested trustee of Forum Funds II, Forum ETF Trust and ALTMFX Trust and an independent director of Wintergreen Fund, Inc., another open-end management investment company.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Advisor, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board's oversight of risk management for the Trust and the Funds.

In general, the Funds' risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Advisor, and the Subadvisor and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Advisor and the Subadvisor oversee and regularly monitor the investments, operations and compliance of each Fund's investments.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Advisor and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds' compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds' compliance program.

The Board receives regular reports from a "Valuation Committee," composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator's regulatory administration group and a representative of the advisor whose fund(s) present valuation matters. The Valuation Committee operates pursuant to the Trust's Valuation and Error Correction Policy (the "Valuation Policy"), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund's shares and the valuation of the Fund's portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.

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The Board also regularly receives reports from the Advisor or the Subadvisor with respect to the investments and securities trading of the Funds. For example, typically, the Board receives reports, presentations and other information from the Advisor or the Subadvisor on at least an annual basis in connection with the Board's consideration of the renewal of the investment advisory agreement between the Advisor and the Trust on behalf of the Funds (the "Advisory Agreement"). Also, if applicable, the Board receives reports from the Advisor and other service providers in connection with the Board's consideration of the renewal of any distribution plan of the Funds under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Advisor also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust's independent auditors on internal control and financial reporting matters.

Trustee Ownership in the Funds and the Fund Complex. The following table sets forth each trustee's ownership of the Funds and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Funds as of December 31, 2015			Aggregate Dollar Range of Ownership as of December 31, 2015 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
	Exceed Defined Shield Index Fund	Exceed Defined Hedge Index Fund¹	Exceed Defined Enhancement Index Fund¹
Independent Trustees
J. Michael Parish	None	None	None	Over $100,000
Costas Azariadis	None	None	None	None
James C. Cheng	None	None	None	None
David Tucker	None	None	None	None
Interested Trustee
John Y. Keffer	None	None	None	None

1 The Funds had not commenced operations prior to the date of this SAI. Accordingly, no trustee owns shares of the Funds.
B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.

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Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2008	Senior Vice President, Atlantic since 2008.

C. Ownership of Securities of the Advisor and Related Companies

As of December 31, 2015, no Independent Trustee (or any of his immediate family members) owned beneficially or of record, securities of any Trust investment advisor, the Trust's principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D. Information Concerning Trust Committees

Audit Committee. The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Parish, and Tucker, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent auditors to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended November 30, 2015, the Audit Committee met four times.

Nominating Committee. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Parish, and Tucker, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all trustees and committee members and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for trustees recommended by security holders. During the fiscal year ended November 30, 2015, the Nominating Committee did not meet.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (the "QLCC"), which meets when necessary, consists of Messrs. Azariadis, Cheng, Parish, and Tucker, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended November 30, 2015, the QLCC did not meet.

E. Compensation of Trustees and Officers

Each trustee is paid an annual fee of $50,000 for service to the Trust. The Chairman of the Board is paid an annual fee of $66,000. The Vice Chairman of the Board is paid an annual fee of $56,000. The Chairman of the Audit Committee is paid an additional fee of $6,000 annually. The trustees and Chairman may receive additional fees for special Board meetings. Each trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

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The following table sets forth the fees paid to each trustee by the Funds and the Trust for the fiscal year ended November 30, 2015.

Trustee	Aggregate Compensation from the Fund			Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
	Exceed Defined Shield Index Fund	Exceed Defined Hedge Index Fund	Exceed Defined Enhancement Index Fund
J. Michael Parish	$58	$158	$158	N/A	$66,750
Costas Azariadis	$44	$108	$108	N/A	$50,500
James C. Cheng	$49	$108	$108	N/A	$56,500
David Tucker	$49	$108	$108	N/A	$75,750
John Y. Keffer	$0	$0	$0	N/A	$0

F. Investment Advisor and Subadvisor

Services of Advisor. The Advisor serves as investment advisor to the Funds pursuant to the Advisory Agreement. Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities, and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund. The Advisor may compensate brokers or other service providers ("Financial Intermediaries") out of its own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares.

Ownership of Advisor. Exceed Advisory LLC is wholly owned by Exceed Investments, LLC. Mr. Joseph Halpern owns roughly 45% of Exceed Investments, LLC and, therefore, maintains indirect control over Exceed Advisory LLC.

Information Concerning Accounts Managed by Portfolio Manager. The following table provides information regarding other accounts managed by the portfolio manager as of November 30, 2015:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Joseph Halpern	None	None	None	None	None	None
Mark G. Alexandridis	1 fund $60 million	2 accounts $865 million	23 accounts $972 million	None	1 account $349 million	1 account $5.3 million

Conflicts of Interest. Actual or apparent conflicts of interest may arise when the portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•The management of multiple client accounts may result in the portfolio manager devoting unequal time and attention to the management of each Fund. The Advisor/Subadvisor may seek to manage such competing interests for the time and attention of the portfolio manager by having the portfolio manager focus on a particular investment discipline.

•If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Funds may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor/Subadvisor have adopted procedures for allocating portfolio transactions across multiple accounts.

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•With respect to securities transactions for the Fund, the Advisor/Subadvisor determine which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Advisor/Subadvisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor/Subadvisor may place separate, non-simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

•Finally, the appearance of a conflict of interest may arise if the Advisor/Subadvisor have an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Advisor/Subadvisor have adopted certain compliance procedures, which are designed to address these types of conflicts. The Advisor/Subadvisor have developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. The Advisor's/Subadvisor's polices and procedures address trade aggregation and allocation. Typically when aggregating trades across funds and/or other accounts, the size of the trade for each fund and/or other account is determined by proportional size of the fund and/or other account and such determination is made pre-trade. Moreover, in aggregated trades each fund and/or other account receives the average share price and transaction costs are shared on a pro-rata basis. Additionally, given the nature of the Advisor's/Subadvisor's investment process and their Funds and/or other accounts, the Advisor's/Subadvisor's investment management team services are typically applied collectively to the management of all the Funds and/or other accounts following the same strategy.

Compensation of the Advisor's/Subadvisor's portfolio management teams are not based solely upon performance of the portion of the Funds managed by the Advisor/Subadvisor. Fund performance is not a determinative factor in compensation, as it might encourage investment decisions deviating from a Fund's mandate. To mitigate the potential for conflict to have a team member favor one Fund over another Fund and/or other account, the Advisor/Subadvisor have established procedures, including policies to monitor trading and best execution for all funds and/or other accounts.

There is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Information Concerning Compensation of Portfolio Manager. Compensation to Mr. Halpern for his services to the Funds will be allocated out of the Advisor's income, which is net revenue minus the Advisor's expenses. Mr. Halpern will not receive a performance fee for his services to the Funds. Mr. Halpern currently does not advise other advisory client accounts and, as a result, does not receive compensation for other advisory services.

The Subadvisor will be compensated directly from the advisory fee payable to the Advisor. Compensation for partners of the Subadvisor is determined by overall profitability of the firm and the contribution of each partner. Compensation is comprised of a base salary and year-end discretionary bonus The Subadvisor does not tie compensation of portfolio managers to specific performance benchmarks for any managed account or fund.

Portfolio Manager Ownership in the Funds. The Advisor has provided the following information regarding the portfolio manager's ownership in Exceed Defined Shield Index Fund. Portfolio manager ownership information is not provided for Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund because the funds had not commenced operations as of the date hereof.

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of November 30, 2015
Joseph Halpern	$100,001-$500,000
Mark G. Alexandridis	None

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Fees. The Advisor receives an advisory fee at an annual rate equal to 0.90% of the Fund's average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. The advisory fee, if not waived, is accrued daily and paid monthly by each Fund and is assessed based on the daily net assets of the Fund.

In addition to receiving its advisory fee from the Funds, the Advisor may also act and be compensated as investment manager for its clients with respect to assets that the clients have invested in the Funds. If you have a separately managed account with the Advisor with assets invested in the Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee to be received from the separately managed account.

The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of each Fund's Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expense of each Fund to exceed the Expense Cap in place at the time the fees were waived. Total Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

The Subadvisor's fee is calculated as a percentage of a Fund's average daily net assets allocated to the Subadvisor for management but is paid by the Advisor and not the Fund. Thus, any fee breakpoints or other reduction in the Subadvisor's fee rates inures to the benefit of Advisor rather than the Fund.

Table 1 in Appendix B shows the dollar amount of advisory fees accrued by Exceed Defined Shield Index Fund, the amount of advisory fees waived and/or expenses reimbursed by the Advisor, if any, and the actual advisory fees retained by the Advisor. The Adviser generally compensates the Subadviser from the actual advisory fees retained by the Adviser. The data provided is since commencement of operations. Advisory fee information is not provided for Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund because the funds had not commenced operations as of the date hereof.

Advisory Agreement. The Funds' Advisory Agreement remains in effect for an initial period of two years from the date of its effectiveness, and thereafter the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Funds on 60 days' written notice when authorized either by vote of the Funds' shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Advisor shall not be liable for any mistake of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken or in any event whatsoever with respect to the Trust, the Funds, or any of the Funds' shareholders in the absence of bad faith, willful misfeasance or negligence by the Advisor in the performance of the Advisor's duties or obligations or by reason of reckless disregard of its duties and obligations under the Advisory Agreement.

G. Distributor

Distribution Services. Foreside Fund Services, LLC (the "Distributor") is the distributor (also known as principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

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The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund "supermarket" platform arrangements, the Funds and/or the Advisor, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary's procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. The Advisor pays the Distributor a fee for certain distribution-related services.

Distribution Plan (Investor Shares). The Trust, including a majority of Independent Trustees who have no direct or indirect financial interest in the operation of the Rule 12b-1 plan, has adopted a Rule 12b-1 plan under which the Funds are authorized to pay to the Distributor and any other entity authorized by the Board, including the Advisor (collectively, "payees"), a fee equal to 0.25% of the average daily net assets of the Funds' Investor Shares for distribution services and/or the servicing of shareholder accounts. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Funds. The Rule 12b-1 plan is a core component of the ongoing distribution of the Funds' Investor Shares, which is intended to attract and retain assets from prospective investors and may realize potential economies of scale for shareholders in the form of future lower expense ratios. Pursuant to an agreement between the Distributor and the Advisor, the Distributor may reimburse certain distribution-related and/or shareholder servicing expenses incurred by the Advisor.

The Rule 12b-1 plan provides that the payees may incur expenses for distribution and service activities including, but not limited to (1) any sales, marketing and other activities primarily intended to result in the sale of Fund shares and (2) providing services to holders of shares related to their investment in the Funds, including, without limitation, providing assistance in connection with responding to shareholder inquiries regarding the Fund's investment objective, policies and other operational features and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Fund shares or who provides shareholder servicing such as responding to shareholder inquiries regarding the Funds' operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Fund shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, the Advisor or others in connection with the offering of Fund shares for sale to the public.

The Rule 12b-1 plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Rule 12b-1 plan and identifying the activities for which those expenditures were made. The Rule 12b-1 plan obligates the Funds to compensate payees for services and not to reimburse them for expenses incurred.

The following payments made by the Distributor under the Rule 12b-1 plan were used as set forth below during the period ended November 30, 2015.

Advertising	Printing & Mailing of Prospectuses	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Financial Charges
$0	$0	$0	$2,620	$0	$0

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As of November 30, 2015, the amount of unreimbursed expenses incurred under the Rule 12b-1 plan was $60 for the Funds, representing less than 0.01% of each Fund's net assets.

The Rule 12b-1 plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Rule 12b-1 plan further provides that it may not be amended to materially increase the costs that a Fund or class bears for distribution/shareholder servicing pursuant to the Rule 12b-1 plan without approval by affected shareholders and that other material amendments of the Rule 12b-1 plan must be approved by the Independent Trustees. The current Rule 12b-1 plan may be terminated with respect to Investor Shares at any time by the Board, by a majority of the Independent Trustees or by the shareholders of Investor Shares.

Table 2 in Appendix B shows the dollar amount of fees payable by the Exceed Defined Shield Index Fund to the Distributor or its agents under the Rule 12b-1 plan, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the Rule 12b-1 plan. The data provided is since commencement of operations. Distributor fee information is not provided for Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund because the funds had not commenced operations as of the date hereof.

H. Other Fund Service Providers

Administrator, Fund Accountant, Transfer Agent, and Compliance Services. Atlantic and its subsidiaries provide administration, compliance, fund accounting and transfer agency services to the Funds. Atlantic is a subsidiary of Forum Holdings Corp I. John Y. Keffer, a trustee, is the Chairman of Atlantic and is also the founder and owner of Forum Holdings Corp. I, the parent entity of Atlantic.

Pursuant to the Atlantic Services Agreement (the "Services Agreement"), each Fund pays Atlantic a bundled fee for administration, compliance, fund accounting and transfer agency services. Each Fund also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Funds and is paid monthly based on the average net assets, transactions and positions for the prior month.

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law. After an initial three-year term, the Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator on 120 days' written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days' written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Funds or the Funds' shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement. The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5% or less than or equal to $25.00 per shareholder account, and in addition, limits the amount of any loss for which Atlantic would be liable. Also, Atlantic is not liable for the errors and omissions of others, including the entities that supply security prices to Atlantic and the Funds. Losses incurred by the Funds as a result of acts or omissions by Atlantic or any other service provider for which Atlantic or the service provider is not liable to the Funds would be borne through the Funds, by their shareholders.

As Administrator, Atlantic administers each Fund's operations except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator's responsibilities include, but are not limited to: (1) overseeing the performance of administrative and professional services rendered to the Funds by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds; (2) preparing for filing and filing certain regulatory filings (i.e., registration statements and shareholder reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of each Fund's tax returns, the preparation of financial statements and related reports to each Fund's shareholders, the SEC and state and other securities administrators; (4) providing the Funds with adequate general office space and facilities and providing persons suitable to the Board to serve as officers of the Trust; (5) assisting the Advisor in monitoring Fund holdings for compliance with prospectus investment restrictions and assisting in preparation of periodic compliance reports; and (6) with the cooperation of the Advisor, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

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Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a CCO, and an Anti-Money Laundering Compliance Officer to the Funds, as well as certain additional compliance support functions.

Atlantic Shareholder Services, LLC, 3 Canal Plaza, Portland, Maine 04101, (the "Transfer Agent"), a wholly-owned subsidiary of Atlantic, serves as transfer agent and distribution paying agent for the Funds. The Transfer Agent is registered as a transfer agent with the SEC. The Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

As Fund accountant, Atlantic provides fund accounting services to the Funds. These services include calculating the NAV of each Fund class.

Table 3 in Appendix B shows the dollar amount of the fees accrued by the Exceed Defined Shield Index Fund for administration services, the amount of fees waived by Atlantic, if any, and the actual fees retained by Atlantic under the Services Agreement. The data provided is since commencement of operations.

Administrative service fee data is not included for the Exceed Defined Hedge Index Fund and the Exceed Defined Enhancement Index Fund because the Funds had not commenced operations as of the date here

Custodian. MUFG Union Bank, N.A. (the "Custodian") is the custodian for the Funds, safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Funds' domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 350 California Street, 6th Floor, San Francisco, California 94104.

Legal Counsel. K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. BBD, LLP ("BBD"), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, providing audit and tax services. BBD audits the annual financial statements of the Funds and provides the Funds with an audit opinion. BBD also reviews certain regulatory filings of the Funds.

Index Provider. No Fund is sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the shares of the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds' shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Funds' respective indexes to track general stock market performance. The Corporations' only relationship to Exceed Investments, LLC ("Licensee") is in the licensing of the NASDAQ Exceed Defined Protection Index, the NASDAQ Exceed Defined Hedge Index and the NASDAQ Exceed Defined Enhancement Indexes (the "Indexes"), Index-registered trademarks, and certain trade names and service marks of the Corporations and the uses of the Indexes which are determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds' shares to be issued or in the determination or calculation of the equation by which the Funds' shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ EXCEED DEFINED PROTECTION INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ EXCEED DEFINED PROTECTION INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ EXCEED DEFINED PROTECTION INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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PORTFOLIO TRANSACTIONS

A. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed-income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from which a Fund purchases or to which a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected if: (1) the security is traded on an exchange, through brokers that charge commissions; and (2) the security is traded in the over-the-counter markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, the Advisor or the Subadvisor will seek to deal with the primary market makers, but when necessary in order to obtain best execution, the Advisor or the Subadvisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed-income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission, markup or markdown.

B. Commissions Paid

Table 4 in Appendix B shows the dollar amount of the aggregate brokerage commissions paid by the Exceed Defined Shield Index Fund; the amount of commissions paid to an affiliate of the Exceed Defined Shield Index Fund, the Advisor, Subadvisor or the Distributor; the percentage of brokerage commissions paid to an affiliate of the Exceed Defined Shield Index Fund, the Advisor, Subadvisor or the Distributor; and the percentage of transactions executed by an affiliate of the Exceed Defined Shield Index Fund, the Advisor, Subadvisor or the Distributor. The data provided is since commencement of operations.

Aggregate brokerage commissions data is not provided for the Exceed Defined Hedge Index Fund and the Exceed Defined Enhancement Index Fund because the Funds had not commenced operations as of the date hereof.

C. Advisor and Subadvisor Responsibility for Purchases and Sales and Choosing Broker-Dealers

The Advisor and Subadvisor place orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Advisor or Subadvisor. The Funds do not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor and Subadvisor in their best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Advisor and Subadvisor seek "best execution" for all portfolio transactions. This means that the Advisor and Subadvisor seek the most favorable price and execution available. The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor and Subadvisor takes into account factors such as size of the order, the difficulty of execution, the efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker. The Advisor or Subadvisor may pay a higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Advisor and Subadvisor may also give consideration to research services furnished to the Advisor or Subadvisor by broker-dealers and may cause a Fund to pay these brokers a higher amount of commission or spread than may be charged by other broker-dealers. Research services may include reports that are common in the industry such as industry research

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reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the Advisor or Subadvisor uses the research to manage all client accounts. Therefore, commission dollars spent for research generally benefit all of the Advisor's or Subadvisor's clients and the Fund's investors, although a particular client may not benefit from all the research received on each occasion. The Advisor and Subadvisor does not reduce their fees because the Advisor or Subadvisor receives research.

Table 5 in Appendix B lists each broker to which the Exceed Defined Shield Index Fund directed brokerage in return for research services, the amount of transactions so directed, and the amount of commissions earned by the broker-dealer since commencement of operations. Directed Brokerage fees data is not included for the Exceed Defined Hedge Index Fund and the Exceed Defined Enhancement Index Fund because the Funds had not commenced operations as of the date hereof.

D. Counterparty Risk

The Advisor or the Subadvisor monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents appropriate credit risks.

E. Transactions through Affiliates

The Advisor or the Subadvisor may effect brokerage transactions through affiliates of the Advisor or the Subadvisor (or affiliates of those persons) pursuant to procedures adopted by the Trust and in accordance with applicable law.

F. Other Accounts of the Advisor or Subadvisor

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or the Subadvisor or their respective affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. In some instances, with any required consent, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor's or the Subadvisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Advisor or the Subadvisor occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

G. Portfolio Turnover

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains (taxable to shareholders as ordinary income when distributed to them) or losses.

Portfolio turnover rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options in which a Fund invests, are excluded from the calculation of portfolio turnover rate.

H. Securities of Regular Broker-Dealers

From time to time the Funds may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the ten brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year.

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Table 6 in Appendix B lists the regular brokers and dealers of the Exceed Defined Shield Index Fund whose securities (or the securities of the parent company) were acquired since commencement of operations and the aggregate value of Exceed Defined Shield Index Fund's holdings of those securities as of the Fund's most recent period ended November 30, 2015. The data is not included for the Exceed Defined Hedge Index Fund and the Exceed Defined Enhancement Index Fund because the Funds had not commenced operations as of the date hereof.

I. Portfolio Holdings

Portfolio holdings as of the end of the Funds' annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days after the end of such period. You may request a copy of the Funds' latest annual or semi-annual report to shareholders or a copy of the Funds' latest Form N-Q, when it is available, which contains each Fund's portfolio holdings, by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds' latest Form N-CSR and Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Advisor may make publicly available, on a quarterly basis, information regarding each Fund's holdings. This holdings information may also be made available through the Advisor's website within ten days of the quarter end..

Each Fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund's operations that the Fund has retained them to perform. The Advisor has regular and continuous access to each Fund's portfolio holdings. In addition, the Administrator, the Custodian, the Distributor, and the Fund accountant, as well as independent auditors, proxy voting services, mailing services, financial printers and ratings and ranking organizations may have access to each Fund's nonpublic portfolio holdings information, provided that the Fund receives reasonable assurance that: (1) the holdings information will be kept confidential; (2) no employee or agent will use the information to effect trading or for their personal benefit; and (3) the nature and type of information that any employee or agent, in turn, may disclose to third-parties is limited. The trustees, the Trust's officers, legal counsel to the Trust and to the Independent Trustees, and the Funds' independent registered public accounting firm may receive such information on an as needed basis.

From time to time, nonpublic information regarding a Fund's portfolio holdings may also be disclosed to certain mutual fund consultants, analysts, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information. The nonpublic portfolio holdings information may be provided to such Recipients on an on-going basis during the course of the services they provide to the Funds, and each of such Recipients is subject to a duty of confidentiality. Any disclosure of information more current than the latest publicly available portfolio holdings information will be made only if a Trust officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has legitimate business purposes for disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information. The Trust officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust officer's reasons for determining to permit such disclosure.

The Advisor and Subadvisor may provide investment management for accounts of clients other than the Funds, which may result in some of those accounts having a composition substantially similar to that of the Funds. The Advisor, Subadvisor and their affiliates may provide regular information to clients and others regarding the holdings in accounts that each manages, but no information is provided to clients or others that identifies the actual composition of a Fund's holdings, specifies the amount of a Fund's assets invested in a security or specifies the extent of any such similarities among accounts managed by the Advisor or Subadvisor.

No compensation is received by the Funds, or, to the Funds' knowledge, paid to the Advisor or any other party in connection with the disclosure of the Funds' portfolio holdings. The codes of ethics of the Trust and the Advisor are

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intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning a Fund's portfolio holdings. In addition, the Funds' service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds' portfolio holdings disclosure policy is subject to review by the CCO, who will report the results of such review at least annually to the Board. Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

There is no assurance that the Funds' portfolio holdings disclosure policy will protect the Funds against potential misuse of holdings information by individuals or firms in possession of that information.

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PURCHASE AND REDEMPTION INFORMATION

A. General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent.

Each Fund accepts orders for the purchase or redemption of shares of the Fund on any weekday except days when the New York Stock Exchange (the "NYSE") is closed. Under unusual circumstances, a Fund may accept orders when the NYSE is closed if deemed appropriate by the Trust's officers.

The shares of the Funds may not be available for sale in the state in which you reside. Please check with your investment professional to determine each Fund's availability.

B. Additional Purchase Information

Shares of each class of each Fund are offered on a continuous basis by the Distributor.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In its discretion, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. A Fund may allow an in kind purchase provided that, among other things: (i) the purchase will not dilute the interests of its shareholders; (ii) the assets accepted by each Fund consist of securities that are appropriate, in type and amount, for investment by each Fund in light of its investment objective and policies and current holdings; (iii) market quotations are readily available for the securities; (iv) in determining the value of the assets contributed and the corresponding amount of shares issued, the Trust's Valuation Policy will be applied; (v) the transaction must comply with the Trust's Affiliated Persons and Transactions Policy if the person investing is an affiliated person; and (vi) the Advisor to each Fund discloses to the Board the existence of, and all material facts relating to, any conflicts of interest between the Advisor and each Fund in the proposed in kind purchase.

IRAs. All contributions into an individual retirement account (an "IRA") through the automatic investing service are treated as IRA contributions made during the year that the contribution is received.

UGMAs/UTMAs. If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

C. Additional Redemption Information

You may redeem Fund shares at NAV.

Each Fund may reverse a transaction for the purchase of Fund shares within two business days of notification from your bank that your funds did not clear (1) to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Fund's shares as provided in the Prospectus or (2) to recoup any actual losses incurred by the Fund or the Transfer Agent in connection with any reversed transaction.

Suspension of Right of Redemption. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC has entered a suspension order for the protection of the shareholders of the Fund.

Redemption in Kind. Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may effect a redemption in portfolio securities only if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

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NAV Determination. In determining the NAV of each Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price from the primary exchange where the security is listed, as provided by an independent pricing service. For other securities or securities not listed on an exchange, or if no sales price is reported, the mean of the last bid and ask price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). For further information, see the "General Information" section in the Prospectus.

Distributions. Distributions of net investment income will be reinvested at the NAV of the applicable class (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of net realized capital gains will be reinvested at the NAV of the applicable class (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

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TAXATION

The tax information set forth in the Prospectus and in this section relates solely to federal tax law and assumes that a Fund qualifies for treatment as a RIC (as discussed below). This information is only a summary of certain key federal income tax considerations affecting a Fund and its shareholders and is in addition to the tax information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code, the regulations thereunder, and IRS interpretations and similar authority on which a Fund may rely, all as in effect on the date hereof, as well as on court decisions through that date. Future legislative, regulatory, or administrative changes or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Each investor should consult his or her own tax advisor as to the federal, state, local, and foreign tax provisions applicable to the investor.

A. Qualification for Treatment as a Regulated Investment Company

Each Fund intends, for each taxable year, to qualify for treatment as a RIC. This qualification does not involve governmental supervision of management or investment practices or policies of the Funds.

The taxable year-end of the Funds is November 30, which is the same as their fiscal year-end.

Consequences of Qualification. As a RIC, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (generally, interest, dividends, other ordinary income that is qualifying income described below, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, net of expenses, all determined without regard to any deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To qualify to be taxed as a RIC for a taxable year, a Fund must satisfy the following requirements, among others:

• The Fund must distribute at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income for the taxable year ("Distribution Requirement"). Certain distributions made by the Fund after the close of its taxable year are considered distributions attributable to that taxable year for purposes of satisfying this requirement.

• The Fund must derive at least 90% of its gross income for the taxable year from (1) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options) derived from its business of investing in securities or those currencies and (2) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Gross Income Requirement") (collectively, "Qualifying Income"). A QPTP is defined as a "publicly traded partnership" (generally, a partnership the interests in which are "traded on an established securities market" or are "readily tradable on a secondary market (or the substantial equivalent thereof)") that meets certain requirements with respect to the nature of its income.

•The Fund must satisfy the following asset diversification requirements ("Diversification Requirements") at the close of each quarter of its taxable year: (1) at least 50% of the value of its total assets must consist of cash and cash items, government securities, securities of other RICs, and securities of other issuers, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of a QPTP being considered voting securities for these purposes); and (2) no more than 25% of the value of its total assets may be invested in (a) the securities of any one issuer (other than government securities and securities of other RICs), (b) the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (c) the securities of one or more QPTPs.

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Failure to Qualify. If for any taxable year a Fund does not qualify for treatment as a RIC, either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Gross Income Requirement and the Diversification Requirements, or (2) by failing to satisfy the Gross Income Requirement and/or either Diversification Requirement and being unable, or determining not, to cure the failure in the manner described in the next two paragraphs, then for federal income tax purposes all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders. In addition, for those purposes the dividends would be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits, except that, for (a) individual and certain other non-corporate shareholders (each, an "individual shareholder"), the part thereof that is "qualified dividend income" would be subject to federal income tax at the rates for net capital gain, which are a maximum of 15% for an individual shareholder with taxable income not exceeding certain thresholds and 20% for those shareholders with taxable income exceeding the thresholds (which will be adjusted for inflation annually), and (b) those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

If a Fund fails to satisfy the Gross Income Requirement for any taxable year, it nevertheless will be considered to have satisfied that requirement for that year if, among other things, the failure "is due to reasonable cause and not due to willful neglect" and the Fund pays a tax in an amount equal to the excess of its gross income that is not Qualifying Income for purposes of that requirement over one-ninth of its gross income that is such Qualifying Income.

If a Fund fails to satisfy either Diversification Requirement at the close of any quarter of its taxable year by reason of a discrepancy existing immediately after its acquisition of any security that is wholly or partly the result of that acquisition during that quarter, it will not lose its status for that quarter as a RIC if the discrepancy is eliminated within 30 days after the quarter's close. If a Fund fails to satisfy either Diversification Requirement (other than a de minimis failure, as described in the Code) for a quarter and the preceding sentence does not apply, it nevertheless will be considered to have satisfied those requirements for that quarter if, among other things, the failure "is due to reasonable cause and not due to willful neglect" and the Fund disposes of the assets that caused the failure within six months after the last day of the quarter in which it identifies the failure in the manner prescribed by the IRS. In that case, the Fund will also be liable for a tax equal to the greater of $50,000 or the amount determined by multiplying the net income generated by those assets for the period from the date the failure occurs to the date of disposition thereof by the highest rate of tax applicable to corporations (currently 35%).

Failure to qualify for treatment as a RIC would thus have a negative impact on a Fund's after-tax performance. It is possible that a Fund will not qualify as a RIC in any given taxable year.

B. Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. These distributions will be taxable to a shareholder as ordinary income, but, as described in the Prospectus, a portion of each Fund's distributions may be treated as "qualified dividend income" and thus eligible to be taxed to individual shareholders at the lower maximum tax rates applicable to net capital gain.

Each Fund anticipates distributing substantially all of its net capital gain (after reduction for any capital loss carryovers, i.e., unutilized realized capital losses from prior taxable years) for each taxable year. These distributions generally will be made only once a year, usually in December, but a Fund may make a limited number of additional distributions of net capital gain at any time during the year. These distributions will be taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held his or her shares. These distributions will not qualify for the dividends-received deduction or as "qualified dividend income."

A distribution by a Fund that does not constitute an ordinary income dividend or capital gain distribution will be treated as a return of capital. A return of capital distribution will reduce a shareholder's tax basis in Fund shares and will be treated as gain from the sale of the shares to the extent the basis is reduced below zero.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. Such non-U.S. investors may be subject to withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund. Capital gain distributions, if any, are not subject to the 30% withholding tax. Exemptions from this withholding tax are also provided for dividends properly designated as interest related

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dividends or as short-term capital gain dividends paid by the Fund with respect to its qualified net interest income or qualified short-term gain. Non-U.S. investors will need to provide an effective IRS Form W-8BEN or other authorized withholding certificate.

Each distribution by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If a shareholder receives a distribution in the form of a reinvestment in additional shares, the shareholder will be treated as having received a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

When a shareholder purchases shares of a Fund, the purchase price (NAV) will include any undistributed net investment income and realized net capital gains and any unrealized appreciation in the value of the assets of the Fund. A distribution of that income or gain (including net gain, if any, from realizing all or part of that appreciation) will be taxable to a shareholder in the manner described above, even if the distribution economically constitutes a partial return of capital to the shareholder.

Ordinarily, a shareholder is required to take taxable distributions by a Fund into income in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in one of those months, however, is deemed to be paid by a Fund and received by those shareholders on December 31 of that year if the distribution is paid in January of the following year.

Each Fund will send information annually to its shareholders regarding the federal income tax status of distributions made (or deemed made) during the year.

C. Foreign Account Tax Compliance Act ("FATCA")

Under FATCA, foreign financial institutions ("FFIs") or non-financial foreign entities ("NFFEs") that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends a Fund pays and (2) certain capital gain distributions and the proceeds of a redemption of Fund shares that are paid after December 31, 2018. As discussed more fully below, the FATCA withholding tax generally may be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI and (b) by an NFFE that certifies its status as such and, in certain circumstances, reports information regarding substantial U.S persons as owners. The U.S. Treasury Department has negotiated intergovernmental agreements (each, an "IGA") with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the relevant IGA instead of U.S. Treasury regulations.

An FFI may avoid FATCA withholding by becoming a "participating FFI," which requires the FFI to enter into a tax compliance agreement with the IRS under the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country's government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund may avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described in the Prospectus. Foreign investors are urged to consult their tax advisors regarding the application of these requirements to their own situations and the impact thereof on their investments in a Fund.

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D. Redemption of Shares

In general, you will recognize gain or loss on an exchange or redemption of Fund shares in an amount equal to the difference between the proceeds of the exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase Fund shares (for example, by reinvesting distributions) within 30 days before or after the exchange or redemption (i.e., a "wash" sale); if disallowed, the loss would be reflected in an upward adjustment to the basis in the purchased shares. In general, any gain or loss arising from an exchange or redemption of shares of the Fund will be considered a capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from an exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain, if any, received on such shares. In determining the holding period of shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

E. Federal Excise Tax

A 4% non-deductible federal excise tax ("Excise Tax") is imposed on a RIC that fails to distribute in each calendar year an amount equal to at least the sum of (1) 98.0% of its ordinary income for the year plus (2) 98.2% of its capital gain net income for the one-year period ended on October 31 of the year plus (3) any ordinary income and realized capital gains for previous years that were not distributed during those years. A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the Excise Tax, a Fund (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses realized or sustained after October 31 of any year in determining the amount of ordinary income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary income and capital gain net income to avoid liability for the Excise Tax. Each Fund may in certain circumstances be required to liquidate portfolio investments to make distributions sufficient to avoid Excise Tax liability.

F. Certain Tax Rules Applicable to Fund Transactions

Investments in Derivatives. When a put or call option purchased by a Fund expires unexercised, the premium it paid gives rise to short-term or long-term capital loss at the time of expiration (depending on the length of the exercise period for the option). When a put or call option written by a Fund expires unexercised, the premium it received gives rise to short-term capital gain at the time of expiration. When a Fund exercises a call option, the basis in the underlying security is increased by the amount of the premium it paid for the option. When a Fund exercises a put option, the gain (or loss) from the sale of the underlying security is decreased (or increased) by the premium it paid for the option. When a put or call option written by a Fund is exercised, the purchase price (or the selling price in the case of a call) of the underlying security is decreased (or increased in the case of a call) for tax purposes by the premium received.

Some futures contracts, foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which a Fund invests - except any "securities futures contract" that is not a "dealer securities futures contract" (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement - may be subject to Code section 1256 ("Section 1256 contracts"). Any Section 1256 contracts a Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be "marked to market" (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to

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increase the net capital gain the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. The Fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Any option or other position entered into or held by a Fund in conjunction with any other position it holds may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character, and timing of a Fund's gains and losses with respect to the straddle positions by requiring, among other things, that (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other positions in the straddle, (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term rather than long-term capital gain), (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss, and (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses. In addition, the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Investments in Foreign Currencies and Securities. Gains or losses attributable to fluctuations in exchange rates that occur between the time that a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary losses. Similarly, gains or losses from the disposition of a foreign currency, or from the disposition of a fixed-income security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition, also are treated as ordinary income or ordinary losses. These gains or losses increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

If a Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for federal tax purposes (a "PFIC") and the Fund does not make either of the elections described in the next two paragraphs, it will be subject to federal income tax on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if it distributes that portion and/or gain as a taxable dividend to its shareholders. A Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by a Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for the taxable year: (1) at least 75% of its gross income is derived from "passive income" (including interest and dividends) or (2) an average of at least 50% of the value (or adjusted tax basis, if elected) of its assets produce, or are held for the production of, "passive income." A Fund's distributions of income from any PFICs will not be eligible for the 15% and 20% maximum federal income tax rates on individual shareholders' "qualified dividend income" described in the Prospectus.

A Fund may elect to "mark to market" its stock in a PFIC. Under such an election, the Fund would include in gross income (and treat as ordinary income) each taxable year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of that adjusted basis over that fair market value, but only to the extent of any net mark-to-market gains included in income by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts so included, as well as gain realized on the disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.

If a Fund purchases shares in a PFIC and elects to treat the PFIC as a "qualified electing fund," the Fund would be required to include in its income each taxable year its pro rata share of the ordinary income and net capital gains of the

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PFIC, even if the income and gains were not distributed to the Fund. Any such income would be subject to the Distribution Requirement and the calendar year Excise Tax distribution requirement described above. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While a Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so, and it reserves the right to make such investments as a matter of its investment policy.

G. State and Local Taxes

The tax rules of the various states and their local jurisdictions with respect to an investment in a Fund may differ from the federal income tax rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in a Fund.

H. Foreign Income Tax

Investment income received by a Fund from sources within foreign countries and U.S. possessions (collectively, "foreign sources") and gains that the Fund realizes on the disposition of foreign securities may be subject to foreign or possession income, or other taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance, since the amount of a Fund's assets to be invested within various countries will vary.

I. Capital Loss Carryovers ("CLCOs")

Each Fund may have capital loss carryovers ("CLCOs") for a taxable year. CLCOs may be used to offset any current capital gain (whether short-term or long-term) and will not expire. All CLCOs are listed in a Fund's financial statements. Any such losses may not be carried back.

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OTHER MATTERS

A. The Trust and Its Shareholders

General Information. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company organized under Delaware law as a statutory trust on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. The Trust's trust instrument (the "Trust Instrument") permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. The Trust and each fund will continue indefinitely until terminated. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The other funds of the Trust are described in one or more separate statements of additional information.

Shareholder Voting and Other Rights. Each share of a fund and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of shares of each fund or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law. Generally, shares will be voted separately by each fund except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual funds; or (2) the Board determines that the matter affects more than one fund and all affected funds must vote. The Board may also determine that a matter only affects certain funds or classes of the Trust and thus that only those funds or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a fund's) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or fund) for any purpose related to the Trust (or fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more trustees.

Termination or Reorganization of Trust or its Series. The Board, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Board may sell or convey the assets of a fund or reorganize such fund into another investment company registered under the 1940 Act without a shareholder vote.

B. Fund Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of March 2, 2016, certain shareholders of record owned 5% or more of the shares of the Exceed Defined Shield Index Fund. Shareholders known by a Fund to own beneficially 5% or more of the Exceed Defined Shield Index Fund are listed in Table 7 in Appendix B.

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From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of March 2, 2016, the shareholders listed in Table 7 in Appendix B who own more than 25% of a Fund may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.

As of March 2, 2016, the trustees and officers of the Trust in aggregate owned less than 1% of the outstanding shares of beneficial interest of the Exceed Defined Shield Index Fund.

The Exceed Defined Hedge Index Fund and the Exceed Defined Enhancement Index Fund had not commenced operations as of the date hereof.

C. Limitations on Shareholders' and Trustees' Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In addition, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the relevant fund. The Trust Instrument also provides that the Trust, on behalf of a fund, shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability is in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the trustees shall not be liable for any conduct whatsoever, provided that a trustee is not protected against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

D. Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust, the Advisor and the Subadvisor are included in Appendices C and D. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available: (1) without charge, upon request, by contacting the Transfer Agent at (844) 800-5092 (toll free); and (2) on the SEC's website at www.sec.gov.

E. Code of Ethics

The Trust, the Advisor and the Subadvisor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Advisor and the Subadvisor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations.

F. Registration Statement

This SAI and the Prospectus do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, any material incorporated by reference, and other information regarding the Funds.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. Financial Statements

The Exceed Defined Shield Index Fund's Financial Statements and Financial Highlights for the fiscal year ended November 30, 2015 are incorporated by reference into this SAI from the Funds' Annual Report to shareholders, have

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been audited by BBD, an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon its authority as an expert in accounting and auditing.

The Exceed Defined Hedge Index Fund and the Exceed Defined Enhancement Index Fund had not commenced as of the date hereof.

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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

Corporate and Municipal Long-Term Bond Ratings

Standard & Poor's ("S&P") Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P's long-term corporate and municipal bond ratings have been published by Standard & Poor's Financial Service LLC.

AAA - An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C - An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D - An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Plus (+) or Minus (-) - The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody's Investors Service, Inc. ("Moody's") Long-Term Corporate Bond Ratings:

The following descriptions of Moody's long-term corporate bond ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody's long-term municipal bond ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd. ("Fitch") Corporate Bond Ratings:

The following descriptions of Fitch's long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. 'B' ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk ("IDR") in the ranges 'BB' to 'C'. For issuers with an IDR below 'B', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'B', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of 'RR1' (outstanding recovery prospects given default).

CCC - Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'. For issuers with an IDR below 'CCC', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'CCC', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of 'RR2' (superior recovery prospects given default).

CC - Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'. For issuers with an IDR below 'CC', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'CC', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of 'RR3' (good recovery prospects given default).

C - Exceptionally high levels of credit risk. 'C' indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of 'RR4' (average recovery prospects given default), 'RR5' (below average recovery prospects given default) or 'RR6' (poor recovery prospects given default).

Defaulted obligations typically are not assigned 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'B'.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's Municipal Bond Long-Term Ratings:

The following descriptions of Fitch's long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B - Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. 'CCC' ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. 'CC' ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. 'C' ratings indicate default appears imminent or inevitable.

D - Default. 'D' ratings indicate a default. Default generally is defined as one of the following:

•failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults - "Imminent" default, categorized under 'C', typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the 'C' category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency's opinion, irreversible "writedown" of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of 'D' will be assigned to the instrument. Where the agency believes the "writedown" may prove to be temporary (and the loss may be "written up" again in future if and when performance improves), then a credit rating of 'C' will typically be assigned. Should the "writedown" then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the "writedown" later be deemed as irreversible, the credit rating will be lowered to 'D'.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

Plus (+) or Minus (-) - The modifiers "+" or "-"may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term Rating category, or to Long-Term Rating categories below 'B'.

Municipal Short-Term Bond Ratings

S&P's Municipal Short-Term Bond Ratings:

The following descriptions of S&P's short-term municipal ratings have been published by Standard & Poor's Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's Municipal Short-Term Ratings:

The following descriptions of Moody's short-term municipal ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch's Municipal Short-Term Credit Ratings:

The following descriptions of Fitch's municipal short-term credit ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Short-Term Credit Ratings

S&P's Short-Term Credit Ratings:

The following descriptions of S&P's short-term credit ratings have been published by Standard & Poor's Financial Service LLC.

A-1 - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Dual Ratings - S&P assigns "dual" ratings to all debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

Moody's Short-Term Ratings:

The following descriptions of Moody's short-term credit ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch's Short-Term Ratings:

The following descriptions of Fitch's short-term credit ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B - MISCELLANEOUS TABLES

The tables in this section reflect information for the Exceed Defined Shield Index Fund. The Exceed Defined Hedge Index Fund and the Exceed Defined Enhancement Index Fund had not commenced operations as of the date hereof.

Table 1 - Investment Advisory Fees

The following tables show the dollar amount of fees accrued with respect to each Fund, the amount of fees waived and/or expenses reimbursed by the Advisor, if any, and the actual fees retained by the Advisor. The data is since commencement of operations.

Period Ended	Advisory Fees Accrued	Advisory Fees Waived	Advisory Fees Retained
November 30, 2015	$32,406	$32,406	$0

Table 2 - Distribution Fees (Investor Shares)

The following table shows the dollar amount of the fees accrued by the applicable class, pursuant to the 12b-1 Distribution Plan, the amount of fee that was waived by the Distributor or its agents, if any, and the actual fees received by the Distributor or its agents. The data is since commencement of operations.

Period Ended	Plan Fees Accrued	Plan Fees Waived	Plan Fees Retained
November 30, 2015	$2,686	$0	$2,686

Table 3 - Administration Fees

The following tables show the dollar amount of fees accrued with respect to each Fund, the amount of fees waived by Atlantic, if any, and the actual fees retained by Atlantic. The data is since commencement of operations.

Period Ended	Administration Fees Accrued	Administration Fees Waived	Administration Fees Retained
November 30, 2015	$115,512	$45,305	$70,207

Table 4 - Commissions

The following tables show the aggregate brokerage commissions of each Fund. The data is since commencement of operations.

Period Ended	Aggregate Brokerage Commissions ($) Paid	Total Brokerage Commissions ($) Paid to Affiliate of Fund, Advisor, Subadvisor or Distributor	% of Brokerage Commissions Paid to Affiliate of Fund, Advisor, Subadvisor or Distributor	% of Transactions Executed by Affiliate of Fund, Advisor, Subadvisor or Distributor
November 30, 2015	$9,784	$0	0%	0%

Table 5 - Directed Brokerage

The following tables list each broker to which each Fund directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom. The data is since commencement of operations through the period ended November 30, 2015.

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Broker	Amount Directed	Amount of Commissions Generated
None	N/A	N/A

Table 6 - Securities of Regular Brokers or Dealers

The following tables list each Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired since commencement of operations and the aggregate value of the Fund's holdings of those securities as of the most recent period ended November 30, 2015.

Regular Broker or Dealer	Value of Securities Held
None	N/A

Table 7 -
Control Persons and 5% Shareholders

The following tables list as of March 2, 2016: (1) the shareholders who owned 25% or more of the outstanding shares of the applicable class and thus may be deemed to control the Fund; and (2) the persons who owned beneficially or of record 5% or more of the outstanding shares of the applicable class.

Name and Address	% of Fund Class
Investor Shares
TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA, NE 68103-2226	46.87%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	22.09%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	19.50%

Name and Address	% of Fund Class
Institutional Shares
TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA, NE 68103-2226	29.79%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	6.18%

B-2

APPENDIX C - TRUST PROXY VOTING PROCEDURES

Forum Funds
Shareholder Voting Policy

As of December 14, 2012

SECTION 1. BACKGROUND

The Trust exercises its shareholder voting responsibilities as an investor in other issuers as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments. This Policy details the Trust's policy with respect to shareholder voting.

SECTION 2. ADVISER RESPONSIBILITIES

(A) Delegation by Board. Each Fund has delegated to the Adviser the authority to vote as a shareholder of issuers whose securities are held in its portfolio. The Adviser shall maintain and the Board shall approve voting procedures related to the Adviser acting on behalf of the Fund in accordance with its fiduciary duties and the best interests of Fund shareholders.

(B) Delivery of Proxies. The Adviser is responsible for coordinating the delivery of proxies to be voted by the Custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service"). Upon request, the Adviser shall provide periodic reports to the Board as to the implementation and operation of its shareholder voting policies and procedures as they relate to the Trust.

(C) Conflicts of Interest. The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting on behalf of a Fund. A conflict of interest includes any circumstance when the Fund, the Adviser, the Distributor, the Proxy Voting Service or one or more of their Affiliated Persons (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how shares of that issuer are voted.

Each Adviser is responsible for maintaining procedures to identify and address material conflicts of interest and, when applicable, determine the adequacy of a Proxy Voting Service's procedures to identify and address material conflicts of interest.

(D) Voting Record. The Adviser shall be responsible for ensuring a voting record is maintained that includes all instances where the Fund was entitled to vote and will coordinate the annual delivery of such record to the Administrator for purposes of preparing the Trust's annual Form N-PX filing. The voting record shall include the following information required to be reported in Form N-PX:

(1) The name of the issuer of the security;

(2) The exchange ticker symbol of the security;

(3) The CUSIP for the security;

(4) The shareholder meeting date;

(5) A brief identification of the matter voted on;

(6) Whether the matter was proposed by the issuer or by a security holder;

(7) Whether the Trust cast its vote on the matter;

(8) How the Trust cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

C-1

(9) Whether the Trust cast its vote for or against management.

The Adviser shall also be responsible for ensuring information regarding how the Fund voted relating to portfolio securities during the twelve-month period ended June 30 is available on the Fund's website or other location consistent with disclosure in the Fund's registration statement.

SECTION 3: ABSTENTION

The Trust and an Adviser may abstain from shareholder voting in certain circumstances. Abstaining from voting may be appropriate if voting would be unduly burdensome or expensive, or otherwise not in the best interest of a Fund's shareholders.

SECTION 4: BOARD REPORTING AND REVIEW

(A) The Adviser shall submit its voting procedures to the Board for review and approval initially and at the next regularly scheduled meeting of the Board following any material change.

(B) The Adviser shall report to the Board, at least quarterly, whether any conflicts of interest arose while voting as an investor in other issuers and how such conflicts were handled.

C-2

APPENDIX D - ADVISOR/SUB-ADVISOR PROXY VOTING PROCEDURES

Exceed Advisory LLC
EXCEED ADVISORY LLC PROXY VOTING AND CLASS ACTIONS

As a general matter, because we do not invest in equities, we would rarely, if ever, be in a position to vote proxies. To the extent we are eligible to vote proxies, we have adopted the following proxy voting policies.

Notice and Delivery

Exceed will instruct its custodian(s) to deliver any proxy materials to the firm for those portfolio assets not subject to the proxy voting policies of a sub-adviser.

Recordkeeping, Rule 206(4)-6 and Form N-PX

The CCO is responsible for retaining records of any proxy voting by Exceed as required by SEC Rule 206(4)-6. In addition, the CCO will retain the following records necessary for the Fund to file Form N-PX and will coordinate annual delivery of the records with the Fund's administrator.

•The issuer of the portfolio security;

•The exchange ticker symbol of the portfolio security;

•The CUSIP number for the portfolio security;

•The shareholder meeting date;

•A brief description of each matter voted on;

•Whether the matter was proposed by the issuer or by a security holder;

•Whether Exceed cast its vote on the matter;

•How Exceed cast its vote (e.g., for or against the proposal, abstain, etc.);

•Whether Exceed cast its vote for or against management.

Client Access to Proxy Voting Information

Clients can obtain information from Exceed about how any particular proxies have been voted by contacting the Chief Compliance Officer. All requests for information regarding a particular proxy must be in writing and will be retained by the CCO in the Compliance files.

Proxy Voting Guidelines and Process for Voting

Exceed maintains a policy of voting proxies in a way that, in Exceed's opinion, best serves the interest of its clients (or in the best interests of the Fund's shareholders, as applicable) in their capacity as shareholders (or others having voting rights in a particular instance) of a company. As an investment manager, Exceed is primarily concerned with meeting the objectives of its clients and, as is consistent with those objectives and related restrictions, maximizing the value of its clients' investment portfolios. Exceed normally votes in support of company management, but votes against proposals that Exceed believes would have a material negative impact on the value of its clients' holdings.

Any proxies received will be reviewed by the Investment Committee. The Investment Committee will vote after considering the existence of any material conflicts of interest, whether the firm has materially accurate information, and the guidelines below. The examples below are provided to give a general indication as to how Exceed would vote proxies on certain issues. However, these examples do not address all potential voting issues or the intricacies that may surround individual proxy votes. For these reasons, actual proxy votes may differ from the guidelines presented here. In all cases, the Investment Committee's eventual vote will be determined by the Investment Committee's assessment of what best serves the interest of its clients (or the Fund's shareholders) in a given situation.

Exceed will general vote to Approve the following, provided Exceed's obligation to vote in the best interests of its clients (or Fund shareholders) is met:

Routine proposals that do not change the structure, bylaws or operations of the issuer to the detriment of the shareholders. Given the routine nature of these proposals, the Adviser will nearly always vote with management. Traditionally these proposals include:

•Election of auditors recommended by board of directors (unless seeking to replace because there is a dispute over policies);

•Amend bylaws/articles of incorporation to bring in line with changes in local laws and regulations;

•Election of members of an issuer's board of directors, except if there is a proxy fight; date and place of annual meeting; ratification of directors' actions on routine matters since previous annual meeting;

•Limitation of directors' liability, provided however, that proposals providing for the indemnification of directors and or officers shall be evaluated and voted on a case-by- case basis after evaluating applicable laws and extent of protection required;

•Elimination of preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital. However, Exceed will oppose the elimination of limited preemptive rights, i.e., on proposed issues representing more than an acceptable level of total dilution;

•Employee stock purchase plan;

•Establish 401(k) Plan.

Exceed will generally vote to Oppose the following, provided Exceed's obligation to vote in the best interests of its clients (or Fund shareholders) is met:

Exceed will generally vote against any proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. These sorts of proposals would include proposals relating to anti-takeover measures, such as:

•Proposals to limit the ability of shareholders to call special meetings;

•Proposals to require super majority votes;

•Proposals requesting excessive increases in authorized common or preferred stock where management provides no explanation for the need or use of capital stock;

•Proposals permitting "green mail";

•Proposals providing for cumulative voting rights

The Investment Committee will review the following proposals on a case-by-case basis to determine what decision best meets Exceed's obligation to vote in the best interests of its clients (or of the Fund's shareholders):

•Proposals to stagger board members' terms;

•Proposals relating to eliminating mandatory director retirement policies;

•Proposals to pay directors solely in equity of the issuer; proposals related to board member compensation;

•Proposals to rotate annual meeting location / date;

•Proposals regarding option and stock grants to management and directors;

•Proposals requesting approval for new and amended stock-based compensation plans;

•Proposals regarding executive compensation plans;

•Proposals for changes to specific accounting policies

Class Actions

Exceed has contracted with the Funds' custodian to administer class actions on behalf any Fund advised by Exceed.

First Principles Capital Management, LLC
17000000: Proxy Voting

To adhere to the best and most prudent business practices, as well as to comply with current federal regulations regarding proxy voting by investment advisers, the Firm has adopted the following proxy voting policies and ways to implement them. Since the Firm will mainly provide investment advice on fixed income securities, it is not anticipated that proxies will be sent to the owners of the investments in which it is providing advice. Since the Firm will provide discretionary and non-discretionary services, this section has been prepared for the manual to ensure procedures and policies exist should the Firm provide discretionary management over equity securities. These policies will be followed in that case.

17100000: Firm Proxy Voting Policy

In an effort to assure that clients' proxy votes are carried out in our clients' best interests and not affected by any conflicts of interest that may exist, the Firm has adopted the following elements as part of its proxy voting policy.

Regardless of the nature of the issue up for vote, we thoroughly and objectively research the voting options and the corporate landscape in order to arrive at a decision that we believe meets the best interests of the client as a shareholder of the company in question.

The overriding theme of our policy is to vote client proxies in the manner that we believe is most consistent with the following:

•The client's stated investment objectives

•The client's desired voting interests

•The long-term well-being of the company soliciting the proxy

•An increase in shareholder value

17100100 Client Voting Interests

The Firm's proxy voting activities on behalf of its clients will generally be based on the following factors. These factors are as follows.

•Client investment objectives (as noted on the new client profile/account record);

•Current corporate events/activities (as noted in the section below titled, "Monitoring of Corporate Actions");

•Limitations imposed by any applicable regulation or law (i.e. trust documents, ERISA, etc.); and

•Any additional voting criteria/restrictions placed on the Firm by the client (to be provided by client in writing).

As applicable, the designated principal will ensure that firm retains records referenced above relating to these factors.

17200000: Potential Conflicts of Interest

The Firm recognizes that conflicts of interest may arise when voting client proxies. A conflict of interest exists when a client's best interests are contrary to the representative's or the Firm's best interests due to some relationship between the Firm and/or its representative(s) and a company that is soliciting a proxy(s). Some examples may include:

•The spouse of a representative of the Firm is a Board member of a company whose management is soliciting proxies to vote on a salary increase for the Board.

•The Firm is an affiliated company of a company that has issued a proxy notice to individuals who are clients of the Firm.

•The Firm (or its affiliate) may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies.

It is the Firm's policy to vote proxies in the best interests of its clients regardless of the existence of any conflict of interest.

PART C
OTHER INFORMATION

ITEM 28.		EXHIBITS
(a)		Trust Instrument of Registrant as amended and restated on September 20, 2013 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 427 via EDGAR on September 30, 2013, accession number 0001435109-13-000440).
(b)		By-Laws of Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 427 via EDGAR on September 30, 2013, accession number 0001435109-13-000440).
(c)		See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).
(d)	(1)	Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).
	(2)	Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).
	(3)	Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).
	(4)	Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(4) in post-effective amendment No. 431 via EDGAR on October 28, 2013, accession number 0001435109-13-000478).
	(5)	Investment Advisory Agreement between Registrant and Lebenthal Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 485 via EDGAR on July 22, 2015, accession number 0001435109-15-000620).
	(6)	Investment Advisory Agreement between Registrant and Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 357 via EDGAR on April 16, 2012, accession number 0001435109-12-000053).
	(7)	Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).
	(8)	Sub-Advisory Agreements between Absolute Investment Advisers LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).
	(9)	Amended and Restated Investment Advisory Agreement between Registrant and Merk Investments LLC (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 326 via EDGAR on July 29, 2011, accession number 0000315774-11-000203).
	(10)	Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).
	(11)	Sub-Advisory Agreement between Absolute Investment Advisers LLC and Mohican Financial Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 461 via EDGAR on October 24, 2014, accession number 0001435109-14-000713).
	(12)	Sub-Advisory Agreement between Absolute Investment Advisers LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).
	(12)(A)	Amended Appendix to the Sub-Advisory Agreement between Absolute Investment Advisers LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(12)(A) in post-effective amendment No. 516 via EDGAR on December 29, 2015, accession number 0001435109-15-001213).
	(13)	Sub-Advisory Agreement between Absolute Investment Advisers LLC and The Boston Company Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 473 via EDGAR on January 23, 2015, accession number 0001435109-15-000044).

(14)	Investment Advisory Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).
(15)	Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated September 30, 2008 with respect to Absolute Credit Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).
(16)	Sub-Advisory Agreement between Absolute Investment Advisers LLC and LakeWater Capital LLC (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 461 via EDGAR on October 24, 2014, accession number 0001435109-14-000713).
(17)	Sub-Advisory Agreement between Absolute Investment Advisers LLC and Madden Asset Management LLC dated August 1, 2012 (Exhibit incorporated by reference as filed as Exhibit (d)(20) in post-effective amendment No. 380 via EDGAR on October 19, 2012, accession number 0001435109-12-000238).
(18)	Investment Advisory Agreement between Registrant and Carne Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 365 via EDGAR on May 29, 2012, accession number 0001435109-12-000085).
(19)	Investment Advisory Agreement between Registrant and Merk Investments LLC, regarding Merk Currency Enhanced U.S. Equity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 336 via EDGAR on September 9, 2011, accession number 0000315774-11-000272).
(20)	Subadvisory Agreement between Absolute Investment Advisers LLC and MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 399 via EDGAR on March 25, 2013, accession number 0001435109-13-000109).
(21)	Investment Advisory Agreement between Registrant and MAI Capital Management, LLC (f/k/a MAI Wealth Advisors, LLC) (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No 292 via EDGAR on August 31, 2010, accession number 0000315774-10-000277).
(22)	Subadvisory Agreement between Absolute Investment Advisers LLC and Longhorn Capital Partners, L.P. regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 303 via EDGAR on February 25, 2011, accession number 0000315774-11-000023).
(23)	Subadvisory Agreement between Absolute Investment Advisers LLC and St. James Investment Company, LLC regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 303 via EDGAR on February 25, 2011, accession number 0000315774-11-000023).
(23)(A)	Amended Appendix to the Sub-Advisory Agreement between Absolute Investment Advisers LLC and St. James Investment Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(23)(A) in post-effective amendment No. 516 via EDGAR on December 29, 2015, accession number 0001435109-15-001213).
(24)	Subadvisory Agreement between Absolute Investment Advisers LLC and Yacktman Asset Management Co. dated June 29, 2012, regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 371 via EDGAR on July 27, 2012, accession number 0001435109-12-000138).
(25)	Subadvisory Agreement between Absolute Investment Advisers LLC and Sabal Capital Management, LLC dated August 1, 2012 (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 380 via EDGAR on October 19, 2012, accession number 0001435109-12-000238).
(26)	Investment Advisory Agreement between Registrant and Lee Munder Capital Group, LLC dated April 1, 2013 (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 400 via EDGAR on March 28, 2013, accession number 0001435109-13-000114).
(26)(A)	Amended Appendix to Advisory Agreement between Registrant and LMCG Investments, LLC (f/k/a Lee Munder Capital Group, LLC) to be filed by further amendment.
(27)	Investment Advisory Agreement between Registrant and Monongahela Capital (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 410 via EDGAR on May 15, 2013, accession number 0001435109-13-000231).

	(28)	Subadvisory Agreement between Absolute Investment Advisers LLC and Harvest Capital Strategies LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 461 via EDGAR on October 24, 2014, accession number 0001435109-14-000713).
	(29)	Investment Advisory Agreement between Registrant and Steinberg Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(32) in post-effective amendment No. 427 via EDGAR on September 30, 2013, accession number 0001435109-13-000440).
	(30)	Investment Advisory Agreement between Registrant and Exceed Advisory LLC (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 470 via EDGAR on December 24, 2014, accession number 0001435109-14-000901).
	(31)	Subadvisory Agreement between Exceed Advisory LLC and First Principles Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(31) in post-effective amendment No. 447 via EDGAR on April 24, 2015, accession number 0001435109-15-000323).
	(32)	Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated June 12, 2015 with respect to Absolute Capital Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(32) in post-effective amendment No. 516 via EDGAR on December 29, 2015, accession number 0001435109-15-001213).
(e)	(1)	Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).
	(2)	Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).
	(2)(A)	Amended Appendix to Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(2)(A) in post-effective amendment No. 503 via EDGAR on October 22, 2015, accession number 0001435109-15-000958).
(f)		None.
(g)	(1)	Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).
	(1)(A)	Amended Schedule A to the Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(1)(A) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).
	(2)	Custodian Agreement between Registrant and Union Bank, N.A., dated July 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).
	(2)(A)	Amended Appendix A to the Custodian Agreement between Registrant and Union Bank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(2)(a) in post-effective amendment No. 279 via EDGAR on April 28, 2015, 0001435109-15-000335).
	(3)	Custodian Agreement between Registrant and State Street Bank and Trust Company (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 516 via EDGAR on December 29, 2015, accession number 0001435109-15-001213).
(h)	(1)	Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).
	(1)(A)	Amended Attachment to the Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(1)(A) in post-effective amendment No. 516 via EDGAR on December 29, 2015, accession number 0001435109-15-001213).
	(2)	Sub-Administration Agreement between Registrant and State Street Bank and Trust Company (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 516 via EDGAR on December 29, 2015, accession number 0001435109-15-001213).
	(3)	Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).
	(4)	Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

(5)	Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 461 via EDGAR on October 24, 2014, accession number 0001435109-14-000713).
(6)	Expense Limitation Agreement between Registrant and Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (h)(5) in post-effective amendment No. 503 via EDGAR on October 22, 2015, accession number 0001435109-15-000958).
(7)	Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 490 via EDGAR on July 29, 2015, accession number 0001435109-15-000667).
(8)	Expense Limitation Agreement between Registrant and Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 448 via EDGAR on April 27, 2015, accession number 0001435109-15-000330).
(9)	Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding the Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 368 via EDGAR on July 23, 2012, accession number 0001435109-12-000129).
(10)	Expense Limitation Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 504 via EDGAR on October 23, 2015, accession number 0001435109-15-000961).
(11)	Expense Limitation Agreements between Registrant and Carne Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 473 via EDGAR on January 23, 2015, accession number 0001435109-15-000044).
(12)	Operating Services Agreement between Registrant and Merk Investments LLC regarding Merk Currency Enhanced U.S. Equity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 336 via EDGAR on September 9, 2011, accession number 0000315774-11-000272).
(13)	Expense Limitation Agreement between Registrant and MAI Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 519 via EDGAR on January 15, 2015, accession number 0001435109-16-001265).
(14)	Expense Limitation Agreement between Registrant and LMCG Investments, LLC regarding LMCG Global Market Neutral Fund and LMCG Global MultiCap Fund (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 485 via EDGAR on July 22, 2015, accession number 0001435109-15-000620).
(15)	Expense Limitation Agreement between Registrant and Monongahela Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective amendment No. 400 via EDGAR on March 28, 2013, accession number 0001435109-13-000114).
(16)	Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding the Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 422 via EDGAR on August 15, 2013, accession number 0001435109-13-000375).
(17)	Expense Limitation Agreement between Registrant and Steinberg Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective amendment No. 521 via EDGAR on January 21, 2016, accession number 0001435109-16-001270).
(18)	Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective amendment No. 458 via EDGAR on August 27, 2014, accession number 0001435109-14-000610).
(19)	Expense Limitation Agreement between Registrant and Polaris Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(31) in post-effective amendment No. 447 via EDGAR on April 24, 2015, accession number 0001435109-15-000323).
(20)	Expense Limitation Agreement between Registrant and Exceed Advisory LLC (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 470 via EDGAR on December 24, 2014, accession number 0001435109-14-000901).
(21)	Expense Limitation Agreement between Registrant and Lebenthal Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 479 via EDGAR on April 28, 2015, 0001435109-15-000335).

	(22)	Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding Absolute Capital Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 516 via EDGAR on December 29, 2015, accession number 0001435109-15-001213).
	(23)	Expense Limitation Agreement between Registrant and LMCG Invesments, LLC ((f/k/a Lee Munder Capital Group, LLC) regarding LMCG International Small Cap Fund to be filed by further amendment.
(i)		Opinion and consent of K&L Gates LLP is filed herewith.
(j)		Consent of BBD, LLP is filed herewith.
(k)		None.
(l)		Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).
(m)	(1)	Amended and Restated Rule 12b-1 Plan dated December 12, 2012 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Carne Hedged Equity Fund, Dividend Plus+ Income Fund, Exceed Structured Enhanced Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund, Exceed Structured Shield Index Strategy Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, LMCG Global Market Neutral Fund, LMCG Global MultiCap Fund, Merk Absolute Return Currency Fund, Merk Asian Currency Fund, Merk Currency Enhanced U.S. Equity Fund, Merk Hard Currency Fund, The BeeHive Fund and Steinberg Select Fund (Exhibit incorporated by reference as filed as Exhibit (m) in post-effective amendment No. 470 via EDGAR on December 24, 2014, accession number 0001435109-14-000901).
	(1)(A)	Amended Appendix to the Rule 12b-1 Plan adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Carne Hedged Equity Fund, Dividend Plus+ Income Fund, Exceed Structured Enhanced Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund, Exceed Structured Shield Index Strategy Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, LMCG Global Market Neutral Fund, LMCG Global MultiCap Fund, Merk Absolute Return Currency Fund, Merk Asian Currency Fund, Merk Currency Enhanced U.S. Equity Fund, Merk Hard Currency Fund, The BeeHive Fund and Steinberg Select Fund (Exhibit incorporated by reference as filed as Exhibit (m)(1)(a) in post-effective amendment No. 279 via EDGAR on April 28, 2015, 0001435109-15-000335).
(n)		Amended and restated Rule 18f-3 Plan dated June 14, 2013 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Carne Hedged Equity Fund, Dividend Plus+ Income Fund, Exceed Structured Enhanced Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund, Exceed Structured Shield Index Strategy Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, LMCG Global Market Neutral Fund, LMCG Global MultiCap Fund, Merk Absolute Return Currency Fund, Merk Asian Currency Fund, Merk Currency Enhanced U.S. Equity Fund, Merk Hard Currency Fund and Steinberg Select (Exhibit incorporated by reference as filed as Exhibit (n) in post-effective amendment No. 470 via EDGAR on December 24, 2014, accession number 0001435109-14-000901).
(p)	(1)	Code of Ethics adopted by Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 435 via EDGAR on December 23, 2013, accession number 0001435109-13-000568).
	(2)	Code of Ethics adopted by H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 439 via EDGAR on April 23, 2014, accession number 0001435109-14-000264).
	(3)	Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).
	(4)	Code of Ethics adopted by Polaris Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 447 via EDGAR on July 22, 2014, accession number 0001435109-14-000467).
	(5)	Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 447 via EDGAR on July 22, 2014, accession number 0001435109-14-000467).
	(6)	Code of Ethics adopted by AH Lisanti Capital Growth (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 319 via EDGAR on June 28, 2011, accession number 0000315774-11-000168).

(7)	Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 435 via EDGAR on December 23, 2013, accession number 0001435109-13-000568).
(8)	Code of Ethics adopted by Absolute Investment Advisers LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 439 via EDGAR on April 23, 2014, accession number 0001435109-14-000264).
(9)	Code of Ethics adopted by Longhorn Capital Partners, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 439 via EDGAR on April 23, 2014, accession number 0001435109-14-000264).
(10)	Code of Ethics adopted by St. James Investment Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).
(11)	Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 439 via EDGAR on April 23, 2014, accession number 0001435109-14-000264).
(12)	Code of Ethics adopted by MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 435 via EDGAR on December 23, 2013, accession number 0001435109-13-000568).
(13)	Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).
(14)	Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).
(15)	Code of Ethics adopted by Merk Investments LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 399 via EDGAR on March 25, 2013, accession number 0001435109-13-000109).
(16)	Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 447 via EDGAR on July 22, 2014, accession number 0001435109-14-000467).
(17)	Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 253 via EDGAR on July 29, 2009, accession number 0000315774-09-000063).
(18)	Code of Ethics adopted by Mohican Financial Management (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 399 via EDGAR on March 25, 2013, accession number 0001435109-13-000109).
(19)	Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 503 via EDGAR on October 22, 2015, accession number 0001435109-15-000958).
(20)	Code of Ethics adopted by The Boston Company Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(20) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).
(21)	Code of Ethics adopted by Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No.345 via EDGAR on December 29, 2011, accession number 0001435109-11-000041).
(22)	Code of Ethics adopted by Madden Asset Management (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).
(23)	Code of Ethics adopted by Carne Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 399 via EDGAR on March 25, 2013, accession number 0001435109-13-000109).
(24)	Code of Ethics adopted by MAI Capital Management, LLC (f/k/a MAI Wealth Advisors, LLC) (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 279 via EDGAR on April 28, 2015, 0001435109-15-000335)
(25)	Code of Ethics adopted by Sabal Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 435 via EDGAR on December 23, 2013, accession number 0001435109-13-000568).

(26)	Code of Ethics adopted by LMCG Investments, LLC (f/k/a Lee Munder Capital Group, LLC) (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 400 via EDGAR on March 28, 2013, accession number 0001435109-13-000114).
(27)	Code of Ethics adopted by Monongahela Capital Management (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 410 via EDGAR on May 15, 2013, accession number 0001435109-13-000231).
(28)	Code of Ethics adopted by Harvest Capital Strategies LLC (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 422 via EDGAR on August 15, 2013, accession number 0001435109-13-000375).
(29)	Code of Ethics adopted by Steinberg Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 427 via EDGAR on September 30, 2013, accession number 0001435109-13-000440).
(30)	Code of Ethics adopted by LakeWater Capital LLC (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 279 via EDGAR on April 28, 2015, 0001435109-15-000335)
(31)	Code of Ethics adopted by Exceed Advisory LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 503 via EDGAR on October 22, 2015, accession number 0001435109-15-000958).
(32)	Code of Ethics adopted by First Principles Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 473 via EDGAR on January 23, 2015 accession number 0001435109-15-000044).

Other Exhibits:

(A)	Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis, David Tucker and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Exhibit (d)(31) in post-effective amendment No. 447 via EDGAR on April 24, 2015, accession number 0001435109-15-000323).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant's Trust Instrument provides as follows:

"10.02. INDEMNIFICATION

(a)  Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Exceed Advisory LLC, Carne Capital, LLC, Lee Munder Capital Group, LLC, Monongahela Capital Management, Inc. and Steinberg Asset Management, LLC includes language similar to the following:

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken or in any event whatsoever with respect to the Trust, the Fund or any of the Fund's shareholders in the absence of bad faith, willful misfeasance or negligence in the performance of the Adviser's duties or obligations under this Agreement or by reason of the Adviser's reckless disregard of its duties and obligations under this Agreement.

 (b) Adviser shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services, administrator, fund accountant, custodian or transfer agent to the Trust, unless such errors arise from the Adviser's providing false or misleading information to other service providers. The Adviser shall not be liable to the Trust for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Trust; (ii) the advice of counsel to the Trust; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

 (c) The Adviser agrees to indemnify and hold harmless the Trust, each Fund and their respective employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to (i) any breach of the Adviser's obligations under this Agreement, (ii) any acts or failures to act of Adviser for which the Adviser would be liable under Section 5(a), (iii) any breach of a representation or warranty of the Adviser set forth in this Agreement and (iv) claims or demands by any employee, agent, trustee, member or manager of the Adviser in their capacity as such. The Trust is hereby authorized to deduct any amounts payable in respect of the Adviser's indemnification obligations hereunder from any fees payable to the Adviser pursuant to Section 4(a).

 (d) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, but not limited to, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Lebenthal Lisanti Capital Growth, LLC, Beck, Mack & Oliver LLC, DF Dent & Company, Inc., Golden Capital Management, LLC, Merk Investments LLC, Polaris Capital Management, LLC and Spears Abacus Advisers LLC includes language similar to the following:

 (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for mistake of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.

 (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Absolute Investment Advisers LLC and MAI Capital Management, LLC (f/k/a MAI Wealth Advisors, LLC). includes language similar to the following:

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or mistake of law for any loss arising out of any investment or for any act or omission taken or in any event whatsoever with respect to the Trust, the Fund or any of the Fund's shareholders in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Adviser's duties or obligations and under this Agreement.

 (b) Adviser shall not be liable for the errors of other service providers to the Trust, including the errors of pricing, services, administrator, fund accountant, custodian or transfer agent to the Trust. The Adviser shall not be liable to the Trust for any action take or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Trust; (ii) the advice of counsel to the Trust; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

 (c) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Auxier Asset Management, LLC and H.M. Payson & Co. includes language similar to the following:

The Adviser may rely on information reasonably believed by the Adviser to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Adviser nor its shareholders, members, officers, directors, employees, agents, control persons or affiliates of any thereof shall be subject to any liability for, or any damages, expenses or losses incurred by the Trust in connection with, any error of judgment, mistake of law, any act or omission connected with or arising out of any services rendered under, or payments made pursuant to, this Agreement or any other matter to which this Agreement relates, except by reason of willful misfeasance, bad faith or gross negligence on the part of any such persons in the performance of the Adviser's duties under this Agreement, or by reason of reckless disregard by any of such persons of the Adviser's obligations and duties under this Agreement.

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	Lebenthal Lisanti Capital Growth, LLC (f/k/a AH Lisanti Capital Growth, LLC)

With respect to Lebenthal Lisanti Capital Growth, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-62639). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(b)	Auxier Asset Management LLC

With respect to Auxier Asset Management LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-55757). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(c)	Beck, Mack & Oliver LLC

With respect to Beck, Mack & Oliver LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-482). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(d)	Carne Capital, LLC

With respect to Carne Capital, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-72965). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(e)	D.F. Dent and Company, Inc.

With respect to D.F. Dent and Company, Inc., the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-11364). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(f)	Golden Capital Management, LLC

With respect to D.F. Dent and Company, Inc., the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-57973). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(g)	H.M. Payson & Co.

With respect to H.M. Payson & Co., the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-3901). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(h)	LMCG Investments, LLC (f/k/a Lee Munder Capital Group, LLC)

With respect to LMCG Investments, LLC (f/k/a Lee Munder Capital Group, LLC), the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-70357). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(i)	MAI Capital Management, LLC (f/k/a MAI Wealth Advisors, LLC)

With respect to MAI Capital Management, LLC (f/k/a MAI Wealth Advisors, LLC), the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-58104). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(j)	Merk Investments LLC

With respect to Merk Investments LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60616). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(k)	Polaris Capital Management, LLC

With respect to Polaris Capital Management, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-43216). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(l)	Rodgers Brothers, Inc. d/b/a/ Monongahela Capital Management

With respect to Monongahela Capital Management, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-61034). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(m)	Spears Abacus Advisors LLC

With respect to Spears Abacus Advisors LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-67401). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(n)	Steinberg Asset Management, LLC

With respect to Steinberg Asset Management, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60898). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(o)	Absolute Investment Advisers LLC

With respect to Absolute Investment Advisers LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-63488). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(p)	Harvest Capital Strategies LLC

With respect to Harvest Capital Strategies LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-66003). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(q)	Kovitz Investment Group, LLC

With respect to Kovitz Investment Group, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-62239). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(r)	LakeWater Capital LLC

With respect to LakeWater Capital LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-78938). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(s)	Longhorn Capital Partners, L.P.

With respect to Longhorn Capital Partners, L.P., the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-66480). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(t)	Madden Asset Management LLC

With respect to Madden Asset Management LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-69414). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(u)	Mohican Financial Management, LLC

With respect to Mohican Financial Management, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-66181). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(v)	Sabal Capital Management, LLC

With respect to Sabal Capital Management, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-76818). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(w)	St. James Investment Company, LLC

With respect to St. James Investment Company, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-61779). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(x)	The Boston Company Asset Management LLC

With respect to The Boston Company Asset Management LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-6829). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(y)	Yacktman Asset Management LP

With respect to Yacktman Asset Management LP, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-76744). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(z)	Exceed Advisory LLC

With respect to Exceed Advisory LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-79958). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

(aa)	First Principles Capital Management, LLC

With respect to First Principles Capital Management, LLC, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-64744). The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

ITEM 32(a)	Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund	38.	Little Harbor Multistrategy Composite Fund
2.	Absolute Shares Trust	39.	Lyons Funds
3.	AdvisorShares Trust	40.	Manor Investment Funds
4.	American Beacon Funds	41.	Miller/Howard Funds Trust
5.	American Beacon Select Funds	42.	Montage Managers Trust
6.	Archstone Alternative Solutions Fund	43.	Palmer Square Opportunistic Income Fund
7.	Ark ETF Trust	44.	PENN Capital Funds Trust
8.	Avenue Mutual Funds Trust	45.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios	46.	Pine Grove Alternative Fund
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios	47.	Pine Grove Alternative Institutional Fund
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust	48.	Plan Investment Fund, Inc.
12.	Bridgeway Funds, Inc.	49.	PMC Funds, Series of Trust for Professional Managers
13.	Burnham Investors Trust	50.	Precidian ETFs Trust
14.	Calamos ETF Trust	51.	Quaker Investment Trust
15.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust	52.	Ramius Archview Credit and Distressed Feeder Fund
16.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust	53.	Ramius Archview Credit and Distressed Fund
17.	Context Capital Funds	54.	Recon Capital Series Trust
18.	CornerCap Group of Funds	55.	Renaissance Capital Greenwich Funds
19.	Corsair Opportunity Fund	56.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

20.	Direxion Shares ETF Trust	57.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
21.	Eaton Vance NextShares Trust	58.	Salient MF Trust
22.	Evanston Alternative Opportunities Fund	59.	SharesPost 100 Fund
23.	Exchange Listed Funds Trust	60.	Sound Shore Fund, Inc.
24.	FEG Absolute Access Fund I LLC	61.	Steben Alternative Investment Funds
25.	FlexShares Trust	62.	Steben Select Multi-Strategy Fund
26.	Forum Funds	63.	The 504 Fund
27.	Forum Funds II	64.	The Community Development Fund
28.	FQF Trust	65.	The Roxbury Funds
29.	FSI Low Beta Absolute Return Fund	66.	TIFF Investment Program
30.	Gottex Trust	67.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
31.	Henderson Global Funds	68.	TrimTabs ETF Trust
32.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)	69.	Turner Funds
33.	Horizons ETF Trust	70.	U.S. Global Investors Funds
34.	Infinity Core Alternative Fund	71.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
35.	Ironwood Institutional Multi-Strategy Fund LLC	72.	Wintergreen Fund, Inc.
36.	Ironwood Multi-Strategy Fund LLC	73.	WisdomTree Trust
37.	John Hancock Exchange-Traded Fund Trust

ITEM 32(b)	The following are the Officers and Manager of the Distributor, the Registrant's underwriter. The Distributor's main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

ITEM 32(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 31 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on March 28, 2016.

Forum Funds

/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on March 28, 2016.

(a)	Principal Executive Officer

/s/ Jessica Chase
Jessica Chase
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*
David Tucker, Trustee*

By:	/s/ Zachary Tackett
Zachary Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBITS

(i)	Opinion and consent of K&L Gates LLP is filed herewith.
(j)	Consent of BBD, LLP is filed herewith.